As filed with the Securities and Exchange Commission

                              on December 16, 2004

                       Securities Act File No. 333-119804

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /___X__/

                        Pre-Effective Amendment No. / 1 /

                      Post-Effective Amendment No. /_____/

                                   FORUM FUNDS

               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101

               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900

                  (Registrant's Area Code and Telephone Number)

                                David M. Whitaker

                       Forum Administrative Services, LLC

                               Two Portland Square

                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.

                               Seward & Kissel LLP

                               1200 G Street, N.W.

                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:

                        As soon as practicable after this

                    Registration Statement becomes effective.

--------------------------------------------------------------------------------


Title of securities being registered:  Jordan Opportunity Fund

No filing fee is required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
          ENCLOSED WRITTEN CONSENT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                                One America Plaza
                          600 West Broadway, Suite 1225
                            San Diego, CA 92101-3355

                                December 16, 2004

Dear Partners:

         Enclosed is a Proxy Statement/Prospectus of Jordan Opportunity Fund ("Jordan"), a series of Forum Funds ("Forum") and an Agreement and Plan of Reorganization by and among (1) SDGP, (2) Stolper & Company, Inc. ("SCI") and Michael Stolper, the general partners of SDGP (the "General Partners") and (3) Forum, on behalf of Jordan (the "Plan"). The Proxy Statement/Prospectus describes a proposed reorganization in which (1) SDGP will transfer its assets and liabilities to Jordan, in exchange solely for shares of Jordan and Jordan's assumption of SDGP's liabilities and (2) SDGP will then distribute the shares received from Jordan proportionately to its partners and terminate (the "Reorganization"). The Plan describes the Reorganization and sets forth certain conditions precedent that must be satisfied by the parties to the Plan prior to the Reorganization.

         The General Partners are soliciting your written consent for SDGP to enter into the Plan and to effectuate the Reorganization. A consent form that requests your vote on the Reorganization is enclosed with this mailing. After carefully reviewing the Proxy Statement/Prospectus and the Plan and considering the effects of the proposed Reorganization, please complete and return the consent form in the enclosed postage-paid return envelope. If your consent form or a suitable alternative written instrument is not received by SDGP prior to January 18, 2005, you will be treated as not having provided your consent for SDGP to enter into the Plan.

         You may, at the  discretion  of the General  Partners,  be permitted to
make  a  complete   withdrawal  of  your   interests  from  SDGP  prior  to  the
Reorganization.

         The General Partners believe the Reorganization is in the best interests of the limited partners of SDGP (the "Limited Partners") and intend to give written consent to the Plan if you consent to SDGP entering into the Plan. In evaluating the Plan, please note that:

         1. SDGP and Jordan pursue the same investment objective and have substantially identical investment strategies and policies.

         2. SDGP and Jordan will have substantially identical portfolio holdings.

         3. Management fees assessed by Jordan's managers should be lower than the current fees for SDGP.

         4. The Plan includes provisions intended to avoid dilution of the partnership interests of SDGP. Under the Plan, each partner of SDGP will receive shares of Jordan equal in value to the partner's capital account with SDGP.
         5. The transactions contemplated under the Plan with respect to SDGP and Jordan will not cause SDGP, its limited partners or Jordan to recognize gain or loss for federal income tax purposes.
         6. Investors in Jordan will have more flexibility and liquidity than those in SDGP due to their ability to redeem shares of beneficial interest each business day and to purchase additional shares daily and in smaller amounts. They will also receive simplified tax reports (Form 1099s for dividends rather than Schedule K-1s).

         The General Partners believe that the Plan is important and recommend that you read the enclosed materials carefully and then provide your consent for SDGP to enter into the Plan.

         SCI will pay all costs incurred in connection with the Reorganization, including without limitation the costs associated with soliciting the written consent of the Limited Partners to the Reorganization and the costs associated with the organization and start-up of Jordan.


--------------------------------------------------------------------------------
      PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED CONSENT FORM AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION
      OF YOUR INTERESTS. NO POSTAGE NEED BE AFFIXED IF THE CONSENT FORM IS MAILED IN THE UNITED STATES. THE CONSENT IS REVOCABLE AT ANY TIME PRIOR
                                  TO ITS USE.
--------------------------------------------------------------------------------

         IF YOU HAVE ANY QUESTIONS CONCERNING THE ENCLOSED PROXY STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A CONSENT FORM, PLEASE CONTACT MICHAEL STOLPER, A GENERAL PARTNER OF SDGP, AT
(619) 231-9102.


                                Very truly yours,

                                /s/ Michael Stolper

                                Michael Stolper
                                General Partner
                                Stolper Defensive Growth Partners, L.P.

                           PROXY STATEMENT/PROSPECTUS

                                DECEMBER 16, 2004

                          Acquisition of the Assets of

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                                One America Plaza
                          600 West Broadway, Suite 1225
                           San Diego, California 92101
                                 (619) 231-9102

                             By and in Exchange for
                        Shares of Beneficial Interest of

                             JORDAN OPPORTUNITY FUND

                            a newly-created series of

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 441-7013

     On behalf of Stolper Defensive Growth Partners, L.P. ("SDGP"), a Delaware limited partnership, the general partners of SDGP (the "General Partners") intend to enter into an Agreement and Plan of Reorganization by and among (1) SDGP, (2) Stolper & Company, Inc. ("SCI") and Michael Stolper, the General Partners, and (3) Forum Funds ("Forum"), a registered investment company, on behalf of Jordan Opportunity Fund ("Jordan"), a new series of Forum formed for the purpose of reorganizing SDGP (the "Plan"), if the limited partners of SDGP (the "Limited Partners") give their consent to this action.

     Under the Plan, SDGP will: (1) transfer its assets and liabilities to Jordan, in exchange solely for shares of Jordan and Jordan's assumption of SDGP's liabilities and (2) SDGP will then distribute the shares received from Jordan proportionately to its General Partners and Limited Partners and terminate (the "Reorganization"). Prior to SDGP's transfer of its assets to Jordan under the Plan, Jordan will not have made a public offering of its shares and will have only nominal assets.

     SCI will pay all costs incurred in connection with the Reorganization, including without limitation the costs associated with soliciting the written consent of the Limited Partners to the Reorganization and the costs associated with the organization and start-up of Jordan.

     Please read the Proxy Statement/Prospectus carefully and retain it for future reference. This Proxy Statement/Prospectus sets forth concisely the information that you should know before investing in Jordan. A Statement of Additional Information to this Proxy

Statement/Prospectus dated December 16, 2004, containing additional information about the Plan and the transactions contemplated thereunder, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. The Prospectus for Jordan dated December 16, 2004 (the "Prospectus") is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus and accompanies this Proxy Statement/Prospectus. A copy of Jordan's Statement of Additional Information dated December 16, 2004 is available upon request, without charge, by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 441-7013

     Limited Partners may also view or obtain copies of this Proxy Statement/Prospectus, the materials incorporated by reference herein with respect to Jordan or additional information regarding Jordan from the SEC's website, www.sec.gov.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN SDGP OR JORDAN IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN SDGP OR JORDAN INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

SUMMARY...........................................................................................................4
       The Proposed Agreement and Plan of Reorganization..........................................................4
       Comparison of Fees.........................................................................................4
       Comparison of Business Structures..........................................................................6
       Comparison of Investment Objectives and Principal Investment Strategies....................................6
       Comparison of Investment Advisory Services and Fees........................................................7
       Comparison of Other Service Providers......................................................................8
       Comparison of Sales Charges................................................................................9
       Comparison of Purchase, Redemption and Exchange Privileges.................................................9
       Comparison of Minimum Initial/Subsequent Investment Requirements..........................................12
       Comparison of Distribution Policies.......................................................................12
       Comparison of Distribution and Shareholder Servicing Fees.................................................13
       Comparison of Net Asset Value Calculation Procedures......................................................13
       Tax Matters Relating to the Reorganization................................................................13

INVESTMENT RISKS.................................................................................................14
       General Risks.............................................................................................14
       Specific Risks............................................................................................14

INFORMATION ABOUT THE PLAN.......................................................................................17
       General Description of the Plan...........................................................................17
       Securities to Be Issued...................................................................................18
       Reasons for the Reorganization............................................................................21

TAXATION.........................................................................................................22
       Federal Income Tax Consequences of the Reorganization.....................................................22
       Federal Income Tax Status of Jordan.......................................................................24
       Tax Consequences of Distributions.........................................................................24

CAPITALIZATION...................................................................................................25

VOTING INFORMATION...............................................................................................26
       Instructions for Signing Consent Forms....................................................................26
       Information Regarding Partnership Interests in SDGP.......................................................27
       Information Regarding Shares of Jordan Outstanding........................................................27

ADDITIONAL INFORMATION...........................................................................................27
       Legal Matters.............................................................................................27
       Experts...................................................................................................28
       Information Filed with the Securities and Exchange Commission.............................................28


EXHIBIT A:          Form of Agreement and Plan of Reorganization................................................A-1
EXHIBIT B:          Financial Statements - Stolper Defensive Growth Partners, L.P...............................B-1

                                     SUMMARY

     This section summarizes the important terms of the Plan between SDGP, the General Partners, and Forum, on behalf of Jordan. This section also summarizes certain information regarding SDGP and Jordan.

     The information set forth in this section is only a summary and is qualified in its entirety by the information contained elsewhere in this Proxy Statement/Prospectus or in the documents incorporated by reference herein.

     For a detailed discussion of the topics discussed in this Summary regarding Jordan, see the Prospectus, which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. For a detailed discussion of the topics discussed in this Summary regarding SDGP, see the Confidential Offering Memorandum of SDGP (the "Offering Memorandum"), which is available upon request by writing or calling:

                     Stolper Defensive Growth Partners, L.P.
                                One America Plaza
                          600 West Broadway Suite 1225
                           San Diego, California 92101

THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

     On behalf of SDGP, the General Partners intend to enter into the Plan if the Limited Partners give their consent to this action. The necessary consent requires the written consent of a majority of the percentage of the limited partnership interests owned by all of the Limited Partners.

     Under the Plan, SDGP will: (1) transfer its assets and liabilities to Jordan, in exchange solely for shares of Jordan and Jordan's assumption of SDGP's liabilities and (2) SDGP will then distribute the shares received from Jordan proportionately to its General Partners and Limited Partners and terminate (the "Reorganization"). The Reorganization will occur as of the Closing Date (as defined in the Plan) or at a later date as agreed upon by the General Partners and the Board of Trustees of Forum ("Forum Board" or the "Board") and only after the Plan is approved by the Limited Partners and all conditions under the Plan are satisfied. You will receive, without recognizing gain or loss for federal income tax purposes, shares of Jordan equal in value to your partnership interests in SDGP as of 12:00 P.M., Eastern time, on the Closing Date (as defined in the Plan).

COMPARISON OF FEES AND EXPENSES

     Like all investment funds and mutual funds, SDGP and Jordan incur certain expenses in their operations and, as a Limited Partner or a shareholder, you pay these expenses indirectly. The following tables compare the various fees and expenses, on a pro forma basis, that a shareholder could expect to incur from an investment in Jordan as of December 31, 2004, and the various fees and expenses that a partner of SDGP could expect to incur for the fiscal year ended

December 31, 2004. Actual expense information for Jordan is not provided as Jordan has not made a public offering of its shares and will have only nominal assets prior to the completion of the Reorganization. The amounts of the various fees and expenses for SDGP that are based on quarterly charges have been annualized to conform to the requirements of this registration statement. The amount of the fees and expenses for SDGP are based on the expenses incurred by SDGP for the fiscal year ended December 31, 2003.

SHAREHOLDER OR PARTNERSHIP FEES
     (FEES PAID DIRECTLY FROM YOUR
     INVESTMENT)                                                         SDGP                        JORDAN(1)
Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of the offering
     price)                                                              N/A                          None
Maximum Deferred Sales Charge (Load)                                     N/A                          None
Redemption Fee                                                           N/A                         2.00%(2)
Exchange Fee                                                             N/A                         2.00%(2)
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
     ASSETS)                                                             SDGP(3)                     JORDAN
Management Fees                                                          1.78%(4)                    1.00%
Distribution (12b-1) Fees                                                None                        None
Other Expenses                                                           0.29%                       0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES                                     2.07%(5)                    1.82%
--------------------

(1) Based on pro forma annualized estimated amounts for Jordan's fiscal year ending December 31, 2004.
(2) Only shares redeemed or exchanged within 60 days of purchase will be charged this 2.00% fee. This fee will not be assessed on Limited Partners who redeem or exchange their shares in Jordan within 60 days of the Reorganization.
(3)  Calculated based on average net assets.
(4) SDGP paid the General Partners a general fee of 0.50%. SDGP also paid an annualized management fee to Hellman, Jordan Management Co., Inc. of 1.28%.
(5) Based on total annual operating expenses for the fiscal year ended December 31, 2003. In prior years, fees and expenses represented a greater proportion of SDGP's assets. It is anticipated that for the fiscal year ended December 31, 2004, fees and expenses will represent a proportion of SDGP assets similar to that of the fiscal year ended December 31, 2003.

     HYPOTHETICAL EXAMPLE OF EFFECT ON JORDAN EXPENSES. The following is a hypothetical example intended to help you compare the cost of investing in SDGP with the costs of investing in Jordan after the Reorganization. This example assumes that you invest $10,000 for the time periods indicated and then redeem all of your interests or shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that Total Annual Operating Expenses of the fund remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

-------------------------------------------------------------------------
                                                PRO FORMA/
                         SDGP                     JORDAN
-------------------------------------------------------------------------
1 YEAR              $    210                   $    185
-------------------------------------------------------------------------
3 YEARS                  649                        573
-------------------------------------------------------------------------
5 YEARS                1,114                        985
-------------------------------------------------------------------------
10 YEARS               2,400                      2,137
-------------------------------------------------------------------------

COMPARISON OF BUSINESS STRUCTURES

     Jordan is a series of Forum, a Delaware statutory trust that is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Forum commenced operations on March 24, 1980 as a Maryland corporation and reorganized into a Delaware statutory trust on January 5, 1996. Presently, there are twenty-one series of Forum (each series of Forum, a "Series"), including Jordan. The business of Forum and each of its Series is managed under the direction of the Forum Board.

     SDGP is a Delaware limited partnership. SDGP was organized as a Delaware limited partnership on January 28, 1992. The business of SDGP is managed under the direction of its General Partners, Stolper & Company, Inc., a California corporation, and Michael Stolper, its President and majority shareholder.

     The General Partners and the Forum Board formulate the general policies of SDGP and Jordan, respectively. The General Partners and the Forum Board also meet periodically to review performance, investment activities and practices, and to discuss other matters relating to SDGP and Jordan, respectively.

     Shares of Jordan can be sold to retail investors in a public offering, regardless of their net worth. There is no maximum number of investors that may purchase shares of Jordan. Interests in SDGP are offered only in private placements to "accredited investors," as that term is defined in Rule 501(a) of the Securities Act of 1933, as amended. Accredited investors must meet certain net worth requirements. The maximum number of investors who may be Limited Partners of SDGP is 100.

     As  shareholders  of an  open-end  management  investment  company,  former
Limited Partners will have increased flexibility and liquidity due to their ability to redeem shares of beneficial interest each Business Day and to purchase additional shares daily and in smaller amounts. They will also receive simplified tax reports (Form 1099s for dividends rather than Schedule K-1s).

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The investment objective of SDGP and Jordan are substantially identical - to seek capital appreciation. Jordan invests in companies that its sub-adviser, Hellman, Jordan Management Co., Inc. ("HJMC" or the "Sub-Adviser") believes are experiencing or will experience earnings growth. SDGP also invests in companies that HJMC, SDGP's investment adviser, believes are experiencing or will experience earnings growth. Jordan's portfolio is expected to be managed in a manner substantially identical to the management of SDGP's portfolio.

     Jordan and SDGP are non-diversified and invest primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size. Jordan and SDGP are "opportunistic" and may concentrate their investments in securities and industries that the Sub-Adviser believes are poised to experience earnings growth. Jordan has a policy that it may invest up to 25% of its total assets in the securities of foreign issuers. Jordan's holdings of fixed-income securities and cash will vary, but Jordan will not invest more than 35 % of its total assets in debt securities, including direct and indirect obligations of the U.S. Government. Jordan and SDGP may also invest up to 25% of their assets in U.S. debt securities that are not investment grade securities. In practice, SDGP follows identical strategies as Jordan; however, it has no written policy on investment in foreign securities, debt securities and non-investment grade debt securities. Jordan and SDGP may also invest in money market instruments and may purchase put and call options on U.S. traded stocks or indices, sell options purchased and write "covered" call and put options. SDGP and Jordan may not invest directly or through managed accounts in commodities, commodities futures, financial futures and options thereon.

     OTHER  INVESTMENT   POLICIES.   Jordan's  other  investment   policies  are
summarized in its SAI, a copy of which is available upon request, without charge, by writing Forum Shareholder Services, LLC, P.O. Box 446, Portland, Maine 04112, or calling (800) 441-7013.

     THE INVESTMENT ADVISER'S PROCESS. Windowpane Advisors, L.L.C. ("Windowpane") , a registered investment adviser, is the investment adviser of Jordan. Windowpane is an affiliate of SCI and was formed on August 10, 2004. Windowpane is controlled by Barbara Malone and Michael Stolper, who also control SCI. HJMC is the sub-adviser for Jordan. HJMC is the investment adviser retained by SDGP to manage SDGP's assets. The General Partners determine SDGP's investment strategies and monitor the ongoing performance of SDGP's invested funds. The investment processes utilized by Windowpane and HJMC for Jordan and HJMC and the General Partners for SDGP are substantially identical. Windowpane and HJMC believe investing in companies that are likely to grow more rapidly than the general economy can be an effective method of investing. HJMC's strategy begins by identifying the industry groups or sectors that will respond to emerging economic trends. They seek to identify companies within those sectors that exhibit strong earnings growth, with compelling relative value and strong technical patterns.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES

     The General Partners determine appropriate investment strategies for SDGP, identify and retain skilled money managers on behalf of SDGP, and monitor the ongoing performance of SDGP's invested funds. The General Partners have full responsibility for the management of the Partnership and receive quarterly a management fee equal to 1/8 of 1% of SDGP's net assets, which in aggregate represents an annual General Partners fee of 0.50% of SDGP's net assets. SDGP bears its own general and administrative expenses and all of the investment expenses incurred directly by SDGP (including fees paid to money managers retained by SDGP).

     On behalf of SDGP, SCI retained HJMC, a registered investment adviser, to manage SDGP's assets. For its services to SDGP, HJMC receives a fee calculated at an annual rate equal to 1.50% of the first $10 million of SDGP's account and 1.00% of assets greater than $10 million in SDGP's account, payable quarterly in advance. The amount of the quarterly fee will be based on an appraisal of the assets in SDGP's accounts on the last day of the preceding quarter. The fee is subject to change by HJMC upon 30 days' written notice to SDGP. Any commissions or expenses payable in connection with the execution of transactions for SDGP's account and any out-of-pocket expenses incurred by HJMC with respect to SDGP's account will be borne by SDGP.

     Windowpane receives an advisory fee of 1.00% of the average daily net assets of Jordan. Windowpane's principals, through SCI, are engaged in the business of analysis of investment managers on behalf of its clients, which include corporate retirement plans, foundations, educational institutions, charitable organizations and individuals. SCI also recommends investment management firms to all categories of clients desirous of employing a registered investment adviser for discretionary portfolio management.

     Subject to the general oversight of Board and the overall supervision and control of Windowpane, HJMC makes decisions regarding the investment and reinvestment of Jordan's assets. For advisory services provided to Jordan, HJMC receives an advisory fee from Windowpane at an annual rate of 0.50% of Jordan's average daily net assets up to $100 million, 0.60% of assets between $100 million and $250 million and 0.75% of assets over $250 million. As of September 30, 2004, HJMC had approximately $380 million of assets under management.

     The Portfolio Manager of Jordan is Gerald Reid Jordan. After graduating from Harvard College, Mr. Jordan spent three years as a Position/Block Trader for Salomon Brothers in New York City before attending The Harvard Business School. Upon graduation, he founded and managed Lighthouse Management, L.P., a small investment firm. He joined HJMC in 1996 and has current responsibility as Senior Portfolio Manager for separately managed accounts.

     KEY DIFFERENCE. The management fees paid by SDGP are higher than the proposed investment advisory fee to be paid by Jordan.

COMPARISON OF OTHER SERVICE PROVIDERS

     The following serve as service providers to Jordan: (1) Citigroup Global Transaction Services ("Citigroup") serves as administrator, fund accountant and transfer agent; (2) Forum Fund Services, LLC ("FFS") serves as distributor (principal underwriter); and (3) Forum Trust, LLC serves as custodian (FFS and Forum Trust, LLC, collectively, the "Forum Companies").

     In addition to the selection of a money manager, and the monitoring of performance, the General Partners are responsible for the administration and management of SDGP's affairs, including preparation of reports and tax information for Limited Partners, making determinations concerning liquidation of investments in order to permit withdrawals by Limited Partners, admission of new Limited Partners, and the investment of SDGP funds not allocated to a money manager. The following serve as service providers to SDGP: (1) J.D. Clark & Co. serves as SDGP's accountants and (2) Brown, Brothers, Harriman & Co. serves as custodian.

COMPARISON OF SALES CHARGES

     Neither Jordan nor SDGP imposes sales charges on purchases of shares or interests, respectively.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PRIVILEGES

     PURCHASE PROCEDURES. Jordan continuously offers its shares through its distributor. Jordan accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange (the "NYSE") is closed ("Business Days"), but under unusual circumstances, may accept orders when the NYSE is closed if deemed appropriate by Forum's officers.

     Shares of Jordan are normally issued for cash only. In Windowpane's discretion, however, Jordan may accept portfolio securities that meet its investment objective and policies as payment for Jordan shares. Jordan will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures). Shares of Jordan may be purchased by sending a check, ACH payment or wire to Jordan's transfer agent. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. Jordan does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check) or by credit card check.

     Shares of Jordan may also be purchased by systematic investment (described below) or through certain broker-dealers or other financial institutions. Shares of Jordan may be purchased and redeemed through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to Jordan or its transfer agent. If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in Jordan directly or through its transfer agent. When you purchase shares of Jordan through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have shares of Jordan transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers.

     Shares of Jordan are purchased at the net asset value ("NAV") next calculated after Jordan's transfer agent receives the request in proper form. If an order is placed to purchase shares of Jordan through a financial institution prior to the close of trading of the NYSE (normally 4:00 P.M., Eastern time) on a Business Day and the transfer agent receives the order in a timely manner as agreed between it and the financial institution, the order will be priced at that Business Day's NAV.

     Purchases of limited partnership interests in SDGP are valued at the amount contributed to SDGP. Admission as a Limited Partner of SDGP is not open to the general public. Purchase of a Limited Partnership interest in SDGP may be deemed to be a speculative investment and is not intended as a complete investment program. Investment in SDGP is designed only for sophisticated persons who are able to bear a substantial loss of their capital contributions in SDGP. Limited Partners may be admitted to SDGP upon the prior consent of the General Partners as of such date or dates as the General Partners shall determine. With the consent of the General Partners, additional General Partners may be admitted to SDGP as of the beginning of any fiscal year; provided that the General Partners shall, not less than 45 days prior to the proposed admission of any General Partner, give notice of such proposed admission to all of the Limited Partners. Contributions to the capital of SDGP by new Limited Partners shall be made in cash.

     Neither Jordan nor SDGP issues share certificates.

     KEY DIFFERENCES. Because SDGP is a limited partnership, the method of purchasing partnership interests in SDGP is different from purchasing shares of Jordan. Jordan continuously offers its shares through its distributor. If you purchase shares directly from Jordan, you receive monthly account statements and a confirmation of every transaction. Shares of Jordan may be purchased through a financial intermediary. A purchase of shares of Jordan may be made on any Business Day. Limited Partners may only be admitted upon the prior consent of the General Partners, on such date as the General Partners determine.

     EXCHANGE PROCEDURES. You may exchange your shares of Jordan for shares of certain other Series or certain money market series of Monarch Funds, a separately registered investment company sharing the same Board as Forum. Not all funds available for exchange may be available for purchase in your state. Jordan's transfer agent will provide, upon request, information regarding funds available for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. If you exchange your shares within 60 days of purchase, you will be charged a 2.00% redemption fee; however, no redemption fee will be imposed on a Limited Partner that exchanges his or her shares of Jordan within 60 days of the Reorganization. Currently, there is no limit on the number of exchanges that may be made in or out of Jordan, but Jordan reserves the right to revise, limit or suspend exchange privileges.

     SDGP has no exchange privileges with any other investment vehicle.

     KEY DIFFERENCES. SDGP has no exchange privileges with any other investment vehicle. Jordan permits exchanges of shares for shares of certain other Series or certain money market series of Monarch Funds as described above.

     REDEMPTION PROCEDURES. You may redeem shares of Jordan on any Business Day. Under unusual circumstances, Jordan may also accept and process redemption orders on a day other than a Business Day if deemed appropriate by Forum's officers. You will receive the NAV next calculated for the shares (minus any redemption fee), after Jordan's transfer agent receives your request in proper form. If you place your order to redeem shares of Jordan through your financial institution prior to the close of trading of the NYSE (normally 4:00 P.M., Eastern time) on a Business Day and the transfer agent receives your order in a timely manner as agreed between it and the financial institution, your order will be priced at that Business Day's NAV (minus any redemption fee). A 2.00% redemption fee is imposed on all share redemptions made within 60 days of the purchase of those shares or the receipt of shares pursuant to an exchange; however, no redemption fee will be imposed on a Limited Partner who redeems his or her shares within 60 days of the Reorganization.

     You may generally redeem shares of Jordan by mail, wire, telephone, through a systematic withdrawal plan (discussed below), or through your financial institution. Jordan has also reserved the right to make redemption payments in securities rather than cash. Jordan may redeem shares involuntarily to: (1) reimburse Jordan for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to Jordan's shares.

     Any Limited Partner of SDGP, by contrast, may only withdraw all or any part of his or her capital account as of the last day of any fiscal quarter, upon giving 30 days' prior written notice to SDGP. If the General Partners, in their sole discretion, deem it to be in the best interests of SDGP, they may require any Limited Partner to retire from SDGP on not less than 20 days notice. The General Partners may withdraw all or any portion of their capital accounts as of the last day of any fiscal quarter. If the capital to be withdrawn by a General Partner exceeds certain limits, such General Partner must give written notice of its proposed withdrawal to the Limited Partners 45 days prior to the end of the fiscal quarter.

     A withdrawing Limited Partner will receive an amount equal to the value of his capital account with SDGP as of the date of his or her retirement. Promptly after the General Partners have determined the capital accounts of the Limited Partners as of such date, SDGP will pay to such Limited Partner or his or her representative the amount, if any, by which the amount to which such Limited Partner is entitled exceeds the amount previously paid, or such Limited Partner will be obligated to pay to SDGP the amount, if any, by which the amount previously paid exceeds the amount to which such Limited Partner is entitled, in each case together with interest thereon, to the extent permitted by applicable law.

     KEY DIFFERENCES. SDGP permits redemptions of partnership interests less frequently than Jordan permits redemptions of shares. Jordan may accept and process redemption orders on any Business Day, or under unusual circumstances, when the NYSE is closed if deemed appropriate by Forum's officers. SDGP only permits redemptions on the last day of any fiscal quarter. Consequently, an investment in SDGP is less liquid than an investment in Jordan. In addition, you may redeem shares of Jordan through its transfer agent by mail, wire or telephone while you may redeem partnership interests in SDGP only through SDGP. Because Jordan must stand ready to redeem shareholders each Business Day, there may be slight differences in portfolio management techniques (such as investments in liquid securities) in order to ensure that Jordan can meet shareholder redemption requests. Although SDGP has more flexibility to invest in illiquid securities, it generally has invested in liquid securities.

     SYSTEMATIC INVESTMENT/WITHDRAWAL PLANS. Jordan offers systematic investment and withdrawal plans. Under Jordan's systematic investment plan, you may make an investment once or twice a month on specific dates. Minimum investments under Jordan's systematic investment plan are $100. Under Jordan's systematic withdrawal plan, you may redeem a specified amount of money from your account once a month on a specified date. The minimum withdrawal under Jordan's systematic withdrawal plan is $250.

     SDGP does not have a systematic investment or systematic withdrawal plan.

COMPARISON OF MINIMUM INITIAL/SUBSEQUENT INVESTMENT REQUIREMENTS

     The  following   tables   summarize  the  minimum  initial  and  subsequent
investment requirements of SDGP and Jordan.

             MINIMUM INITIAL AND SUBSEQUENT INVESTMENT REQUIREMENTS

------------------------------------------------------------------------------
                                               SDGP           JORDAN
------------------------------------------------------------------------------
INITIAL INVESTMENT
------------------------------------------------------------------------------
   Standard Accounts                           N/A          $10,000
------------------------------------------------------------------------------
   Systematic Investment Plans                 N/A           $5,000
------------------------------------------------------------------------------
   Traditional and Roth IRA Accounts           N/A           $5,000
------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS
------------------------------------------------------------------------------
   Standard Accounts                           N/A             $500
------------------------------------------------------------------------------
   Systematic Investment Plans                 N/A             $250
------------------------------------------------------------------------------
   Traditional and Roth IRA Accounts           N/A             $500
------------------------------------------------------------------------------

COMPARISON OF DISTRIBUTION POLICIES

     Jordan distributes its net investment income monthly and net capital gain at least annually. All distributions are reinvested in additional shares, unless a shareholder elects to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued. Distributions of net investment income will be reinvested at Jordan's NAV (unless the shareholder has elected to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at Jordan's NAV (unless the shareholder has elected to receive distributions in cash) on the payment date for the distribution.

     The net profit or net loss of SDGP as of the end of each fiscal period will be allocated to each General Partner and Limited Partner in the proportion which his or her capital account as of the beginning of that fiscal period bore to the aggregate of all the capital accounts as of the beginning of that fiscal period. Net profit and net loss of SDGP will be determined on the accrual basis of accounting in accordance with generally accepted accounting principles consistently applied and will be deemed to include net unrealized profits or losses on securities positions as of the end of each fiscal period.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING FEES

     Neither SDGP nor Jordan has adopted a Rule 12b-1 distribution and shareholder services plan under the 1940 Act (a "Rule 12b-1 Plan").

COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

     Jordan calculates its NAV as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day. The time at which Jordan calculates its NAV may change in case of an emergency. Jordan's NAV is determined by taking the market value of all securities owned by Jordan (plus all other assets such as cash), subtracting liabilities, and then dividing the result (net assets) by the number of shares outstanding. Since Jordan invests in securities that may trade on foreign securities markets on days other than a Business Day, the value of Jordan's portfolio may change on days that shareholders will not be able to purchase or redeem Jordan shares. In determining Jordan's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

     SDGP does not calculate a NAV daily. Under its Offering Memorandum, SDGP calculates its net profit or loss at the end of each fiscal period and allocates such net profit or loss to each General Partner and Limited Partner.

TAX MATTERS RELATING TO THE REORGANIZATION

     Jordan intends to elect and qualify annually as a "regulated investment company" for Federal income tax purposes. As such, Jordan generally can avoid Federal income taxation at the fund level to the extent that it distributes its earnings to its shareholders ("Shareholders") as a dividend. Moreover, the Reorganization will not cause SDGP, its Limited Partners or Jordan to recognize gain or loss for federal income tax purposes. See "Federal Income Tax Consequences of the Reorganization."

     A Limited Partner's holding period for its Jordan shares will include SDGP's holding period for such Jordan shares. SDGP's holding period for the Jordan shares will include the period during which SDGP held the capital assets transferred to Jordan. A portion of the assets transferred by SDGP to Jordan will include cash and other assets that SDGP will have held for less than one year at the time of the transfer. Accordingly, SDGP (and, therefore, a Limited Partner) will have a split holding period (i.e., partially long-term and partially short-term) for the Jordan shares. Therefore, a portion of any gain realized by a Limited Partner who sells the Jordan shares within one year of the Reorganization may be characterized as short-term capital gain, rather than long-term capital gain, even though the Limited Partner held its interest in SDGP for more than one year.

                                INVESTMENT RISKS

GENERAL RISKS

     The investment risks applicable to SDGP and Jordan are substantially identical.

     An investment in SDGP or Jordan is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The yield and total return of SDGP and Jordan, and the NAV of Jordan, is based upon changes in the value of SDGP's or Jordan's portfolio securities. The market value of securities in which SDGP and Jordan invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that either SDGP or Jordan will achieve its investment objectives. An investment in SDGP or Jordan is not by itself a complete or balanced investment program.

     You could lose money on your investment in SDGP or Jordan, or SDGP or Jordan could underperform other investments due to, among other things, poor investment decisions by the applicable investment adviser or manager. Although SDGP did not and will not select or retain money managers which utilize leverage or purchase futures contracts, SDGP investors are subject to the market and other risks inherent in discretionary securities investments involving stocks, options, bonds and other securities.

SPECIFIC RISKS

Investments in Jordan and SDGP are subject to the following risks.

DIVERSIFICATION RISK. Jordan is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. SDGP is also managed in a "non-diversified" manner. Jordan is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. While SDGP is not an investment company, it also follows a non-diversified investment strategy. Thus, Jordan and SDGP may each have fewer holdings than other funds. As a result, a decline in the value of those investments would cause their overall value to decline to a greater degree than if they held a more diversified portfolio.

SMALL AND MEDIUM COMPANY RISK. Jordan and SDGP may invest in companies without regard to market capitalization, including small- and medium-sized companies.
Because investing in small and medium companies may have more risk than investing in larger, more established companies, an investment in Jordan or SDGP may have the following additional risks:

     o The earnings and prospects of smaller companies are more volatile than those of larger companies;

     o Smaller companies may experience higher failure rates than larger companies;

          o The trading volume of securities of smaller companies is normally lower than that of larger companies, and may disproportionately affect their stock price, and may cause their stock prices to fall more in response to selling pressure than is the case with larger companies; and

          o Smaller companies may have limited markets, product lines, or financial resources and may lack management experience.

For these and other reasons, the security prices of smaller capitalization companies may fluctuate more significantly than the security prices of large capitalization companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in Jordan and SDGP may exhibit a higher degree of volatility than the general domestic securities market.

COMPANY RISK. The value of Jordan or SDGP may decrease in response to the activities and financial prospects of an individual company in Jordan's or SDGP's portfolio. The value of an individual company can be more volatile than the market as a whole.

CONCENTRATION RISK. Each of Jordan and SDGP may invest greater than 25% of its assets in the following sectors; consumer discretionary, consumer staples, energy, financials, health care, industrials, technology, materials, technology and telecommunications services. Concentration of a significant portion of Jordan's or SDGP's assets in one sector of the market exposes Jordan and SDGP to greater market risk and potential monetary losses than if those assets were diversified among various sectors. If Jordan's or SDGP's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on Jordan or SDGP than a fund that is not overweighted in that sector.

CREDIT RISK. The value of your investment in Jordan or SDGP may change in response to changes in the credit ratings of each of Jordan's and SDGP's portfolio securities. The lower a security's credit quality, the more its value typically falls in response to an increase in interest rates.

DERIVATIVE RISK. Each of Jordan and SDGP may make substantial use of derivatives and employ specialized trading techniques such as options to increase its exposure to certain selected securities. Jordan and SDGP may employ these techniques speculatively to enhance returns and not merely as hedging tools. These techniques are riskier than many investment strategies and will result in greater volatility for Jordan or SDGP, particularly in periods of market declines.

INTEREST RATE RISK. The value of your investment in Jordan and SDGP may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which each of Jordan and SDGP invests. The longer a fixed income security's maturity, the more its value typically falls in response to an increase in interest rates.

PORTFOLIO TURNOVER RISK. Each of Jordan and SDGP will have a high turnover rate, given the inherent volatility of concentrated positions, and the historical volatility of growth stocks. A higher portfolio turnover may enhance returns by capturing and holding portfolio gains.

However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect Jordan's or SDGP's performance. Jordan's and SDGP's portfolio turnover may exceed 200%.

RISKS OF FOREIGN SECURITIES. Because each of Jordan and SDGP may invest in foreign securities, an investment in Jordan or SDGP may have the following additional risks:

          o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

          o Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

          o Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of Jordan's or SDGP's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

          o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

          o    Foreign securities  registration,  custody and settlements may be
               subject  to  delays  or  other  operational  and   administrative
               problems;

          o Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and

          o Dividends payable on the foreign securities contained in Jordan's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to Jordan's shareholders or SDGP's General Partners and Limited Partners.

In addition, investments in SDGP are subject to the following investment risks.

ILLIQUIDITY RISK. Unlike SDGP, Jordan must stand ready to redeem shareholders each Business Day. Consequently, Jordan may utilize a different portfolio management techniques (such as investments in liquid securities) than SDGP in order to ensure that Jordan can meet shareholder redemption requests. Because of the limitation on withdrawal rights and the fact that limited partnership interests in SDGP are not tradeable, an investment in SDGP is a relatively illiquid investment and involves a high degree of risk. A subscription for limited partnership interests should be considered only by persons financially able to maintain their investment and who can afford a loss of a substantial part of such investment.

CONFLICTS OF INTEREST RISK. There are certain conflicts of interest which arise in connection with the General Partners' performance of their obligations to SDGP. SDGP's Limited Partnership Agreement recognizes that the General Partners may conduct any other business, including any business with respect to securities. Without limiting the generality of the foregoing, each General Partner may act as investment adviser or investment manager for others, may manage funds or capital for others, may have, make and maintain investments in its own name or through other entities, and may serve as officer, director, consultant, partner or stockholder of one or more investment funds, partnerships, securities firms or advisory firms. SDGP's Limited Partnership Agreement also recognizes that it may not always be possible or consistent with the investment objectives of the various persons described above and of SDGP for the same investment positions to be taken or liquidated at the same time or at the same price. In addition, The General Partners may have a conflict of interest in choosing a money manager such as HJMC because the money manager may agree to effect transactions on behalf of SDGP through brokers who remit a portion of their commission to SCI.

                           INFORMATION ABOUT THE PLAN

     This section summarizes the material terms of the Plan. This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus.

GENERAL DESCRIPTION OF THE PLAN

     Under the Plan, SDGP will transfer its assets to Jordan solely for shares of Jordan and Jordan's assumption of SDGP's liabilities. The Plan further provides that SDGP will then distribute the shares received from Jordan proportionately to its General Partners and Limited Partners and terminate. Each General Partner and Limited Partner of SDGP will receive full and fractional shares of Jordan equal in value to that of his or her partnership interest in SDGP.

     The Plan contains representations, warranties, and conditions designed to help ensure that the Reorganization is fair to SDGP, Jordan, and their respective partners and shareholders. The Plan provides that the consummation of the Reorganization is contingent upon, among other things, a majority of the limited partnership interests consenting to the General Partners entering into the Plan on behalf of SDGP. The Plan may be terminated if certain conditions precedent have not been satisfied or if the General Partners or the Forum Board determines that consummation of the Reorganization is not in the best interests of the General Partners and Limited Partners of SDGP or the shareholders of Jordan, respectively. Under the Plan, SCI will pay all costs incurred in connection with the Reorganization, including without limitation the costs associated with soliciting the written consent of the Limited Partners to the Reorganization and the costs associated with the organization and start-up of Jordan.

     The Closing Date (as defined in the Plan) of the Reorganization is scheduled to occur on or about January 21, 2005 or such other date as the parties may agree.

     If the General Partners enter into the Plan on behalf of SDGP, partnership interests in SDGP will no longer be offered.

     The Limited Partners will, at the discretion of the General Partners, be permitted to make a complete withdrawal from SDGP prior to the Reorganization.

SECURITIES TO BE ISSUED

     Forum is organized as a Delaware statutory trust. Forum may issue an unlimited number of authorized shares of beneficial interest, no par value. The Forum Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series. Each share of a Series, such as Jordan, represents an equal proportionate interest in the assets and liabilities belonging to the Series with each other share of such Series and is entitled to receive distributions out of the net assets belonging to the respective Series as are declared by the applicable Board of Trustees.

     Each share of Jordan has equal dividend, liquidation and voting rights, and fractional shares have those rights proportionately. Jordan pays all of its other expenses (including expenses for advisory services, custodial services, transfer agent services, administrative services, shareholder services, accounting and legal services fees, brokerage fees and commissions, expenses of redemption of shares, insurance premiums, expenses of preparing prospectuses and reports to shareholders, interest, bookkeeping, fees for independent trustees, taxes, fees for registering fund shares and extraordinary expenses).

     Delaware   law  does  not  require   Forum  to  hold  annual   meetings  of
shareholders, and generally, Forum will hold shareholder meetings only when specifically required by Federal or state law.

     There are no conversion or preemptive rights in connection with shares of Jordan. All shares of Jordan are fully paid and non-assessable. A shareholder of Jordan will receive a pro rata share of all distributions arising from Jordan's assets and, upon redeeming shares, will receive the portion of Jordan's net assets represented by the redeemed shares.

The  following  chart  provides   information   with  respect  to  the  material
differences in the rights of shareholders and partners under Delaware law and the respective governing documents of Forum and SDGP.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER OR PARTNER RIGHTS             FORUM                        SDGP                 EFFECT OF DIFFERENCE
-------------------------------------------------------------------------------------------------------------------
Division of series into        The Forum Board may divide   The General Partners of      If Forum decides to
separate classes.              Series into separate         SDGP cannot divide           authorize a division of
                               classes without a            partnership interests into   Series into classes, the
                               shareholder vote.            separate series/classes      division will not require
                                                            without amending the SDGP    a shareholder vote.
                                                            Limited Partnership
                                                            Agreement.
-------------------------------------------------------------------------------------------------------------------


                                      -18-


-------------------------------------------------------------------------------------------------------------------
Calling a shareholder meeting. Shareholders representing    Limited Partners have no     The shareholders of Forum
                               10% of Forum's (or a         authority to call a          and its Series have some
                               Series') outstanding         meeting.    The consent of   power to call a meeting of
                               shares may call meetings     the General Partners is      Forum (or a Series).
                               of Forum (or a Series) for   required to amend the
                               any purpose related to       Limited Partnership
                               Forum (or a Series),         Agreement or remove a
                               including for the purpose    General Partner.  Meetings
                               of voting on removal of      are not required to amend
                               one or more Trustees.        the SDGP Limited
                                                            Partnership Agreement.
-------------------------------------------------------------------------------------------------------------------
Liquidation of Trust or        Shareholder approval is      The General Partners of      After the Reorganization,
Series.                        required prior to the        SDGP may dissolve SDGP at    the Trustees could decide
                               liquidation of Forum.        any time.                    to terminate Jordan
                               Shareholder approval is                                   without a shareholder vote.
                               not required prior to the
                               liquidation of Jordan.
-------------------------------------------------------------------------------------------------------------------


                                      -19-


-------------------------------------------------------------------------------------------------------------------
Shareholder liability.         Delaware law provides that   Delaware law provides that   Except for a Limited
                               Forum shareholders are       a Limited Partner of SDGP    Partner exercising control
                               entitled to the same         is not liable for the        in the business of SDGP,
                               limitations of personal      obligations of SDGP unless   an investor in Jordan or
                               liability extended to        he or she is also a          in SDGP is not subject to
                               stockholders of private      General Partner or, in       liability for the
                               corporations for profit.     addition to the exercise     obligations of Forum or
                               There is, however, a         of the rights and powers     SDGP.
                               remote possibility that,     of a Limited Partner, he
                               under certain                or she participates in the
                               circumstances,               control of the business.
                               shareholders of a Delaware   If, however, a Limited
                               statutory trust might be     Partner does participate
                               held personally liable for   in the control of the
                               the trust's obligations to   business, he or she is
                               the extent the courts of     liable only to persons who
                               another state that does      transact business with
                               not recognize such limited   SDGP reasonably believing,
                               liability were to apply      based upon the Limited
                               the laws of such state to    Partner's conduct, that
                               a controversy involving      the Limited Partner is a
                               such obligations.            General Partner.

                               Forum's trust instrument     SDGP's Limited Partnership
                               contains an express          Agreement contains an
                               disclaimer of shareholder    express disclaimer of
                               liability for the debts,     Limited Partner liability
                               liabilities, obligations     for the debts, liabilities
                               and expenses of Forum (or    and obligations of SDGP.
                               a Series).

                               Forum's trust instrument
                               provides for
                               indemnification out of
                               each Series' property of
                               any shareholder or former
                               shareholder held
                               personally liable solely by
                               reason of his being or
                               having been a shareholder
                               and not because of his acts
                               or omissions or for some
                               other reason for the
                               obligations of the Series.

                               Forum's trust instrument
                               also provides that each
                               Series shall, upon request,
                               assume the defense of any
                               claim made against any
                               shareholder for any act or
                               obligation of the Series
                               and satisfy any judgment
                               thereon from the assets of
                               the series.
-------------------------------------------------------------------------------------------------------------------


                                      -20-



-------------------------------------------------------------------------------------------------------------------
Amendments to Governing        The Board may amend          The SDGP Limited             Jordan shareholders have a
Instrument.                    Forum's trust instrument     Partnership Agreement may    greater opportunity to
                               without a shareholder vote   be amended by (1) the        vote on proposed
                               if the amendment (1) does    General Partners in any      amendments to Forum's
                               not affect shareholder       manner that does not         trust instrument than SDGP
                               voting rights; (2) does      adversely affect the         Limited Partners have to
                               not amend the provision of   rights of any Limited        amend the Limited
                               the trust instrument         Partner or (2) by action     Partnership Agreement.
                               addressing amendments        taken by both of the
                               thereto; (3) is not an       General Partners and a
                               amendment required by law    majority of the Limited
                               or by the Trust's            Partner partnership
                               registration statement       interest, provided that
                               filed with the SEC; and      such amendment does not
                               (4) is not an amendment      discriminate among the
                               submitted to shareholders    Limited Partners.
                               for vote by the Trustees.
----------------------------------------------------------- --------------------------------------------------------

REASONS FOR THE REORGANIZATION

     The General Partners intend to enter into the Plan on behalf of SDGP after the Plan is approved by the Limited Partners. In considering the Plan, the General Partners have taken into consideration that the Reorganization would provide certain benefits to Limited Partners of SDGP. As shareholders of an open-end management investment company, former Limited Partners will have increased flexibility and liquidity due to their ability to redeem shares of beneficial interest each Business Day and to purchase additional shares daily and in smaller amounts. They will also receive simplified tax reports (Form 1099s for dividends rather than Schedule K-1s). In addition, the following facts have been reviewed by the General Partners:

     DILUTION: The Plan includes provisions intended to avoid dilution of the interests of the Limited Partners of SDGP. Under the Plan, each Limited Partner will receive shares of Jordan equal in value to its share of the net assets of SDGP.

     SIMILARITY OF INVESTMENT OBJECTIVES AND POLICIES: The investment objective of Jordan and SDGP is the same. The investment objective of both Jordan and SDGP is to seek a capital appreciation. Jordan and SDGP will be managed in a substantially identical manner.

     COST SAVINGS: It is anticipated that the Reorganization will result in lower gross expenses for the Limited Partners.

     TAX-FREE NATURE OF THE REORGANIZATION: It is anticipated that the Reorganization will be accomplished without causing Jordan, SDGP, Jordan's shareholders or the Limited Partners to recognize gain or loss for federal income tax purposes.

     TRANSACTION COSTS: SCI will pay all costs incurred in connection with the Reorganization, including without limitation the costs associated with soliciting the written consent of the Limited Partners to the Reorganization and the costs associated with the organization and start-up of Jordan.

                         THE GENERAL PARTNERS RECOMMEND
                  THAT THE LIMITED PARTNERS CONSENT TO THE PLAN

                                    TAXATION

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The Reorganization is conditioned upon the receipt of an opinion by Seward & Kissel LLP, counsel to Forum, Jordan, Windowpane and SDGP, substantially to the effect that, based upon certain facts, assumptions, and representations, the Reorganization constitutes a tax free exchange to Jordan and SDGP for Federal income tax purposes. That opinion is not binding on the Internal Revenue Service or the courts. Moreover, the conclusions reached in that opinion are based upon current law and authorities, all of which are subject to change.

     Any such change may be retroactive. If any of the assets transferred by SDGP to Jordan in the Reorganization are debt securities that were purchased by SDGP at a discount, such transfer could result in the recognition of income to SDGP in an amount equal to the accrued market discount on those securities at the time of the Reorganization. It is expected that none of the assets transferred will be debt securities with accrued market discount and that if any are, the amount of that accrued market discount will be minimal.

     The Reorganization should have the following income tax consequences to Limited Partners that participate in the Reorganization: (i) a Limited Partner's basis for its shares of Jordan generally will be equal to the Limited Partner's adjusted basis of its interest in SDGP minus the amount of cash, if any, received pursuant to the liquidation of its interest in SDGP; (ii) a Limited Partner's holding period with respect to its shares of Jordan generally will include SDGP's holding period of such shares; and (iii) the distribution of shares of Jordan from SDGP to a Limited Partner in liquidation of the Limited Partner's interest in SDGP, generally will not cause taxable gain or loss to be recognized by the Limited Partner, although gain may be recognized if any cash actually distributed or deemed to be distributed (a partner will be deemed to have received a cash distribution equal to its allocable share of SDGP liabilities assumed by Jordan) exceeds the Limited Partner's adjusted basis in its interest in SDGP. The General Partners do not expect that any Limited Partner will receive cash in excess of its basis in its interest in SDGP.

     As noted above, a Limited Partner's holding period for its Jordan shares will include SDGP's holding period for such Jordan shares. SDGP's holding period for the Jordan shares will include the period during which SDGP held the capital assets transferred to Jordan. A portion of the assets transferred by SDGP to Jordan will include cash and other assets that SDGP will have held for less than one year at the time of the transfer. Accordingly, SDGP (and, therefore, a Limited Partner) will have a split holding period (i.e., partially long-term and partially short-term) for the Jordan shares. Therefore, a portion of any gain realized by a Limited Partner who sells the Jordan shares within one year of the Reorganization may be characterized as short-term capital gain, rather than long-term capital gain, even though the Limited Partner held its interest in SDGP for more than one year.

     Each Limited Partner must include in taxable income for its tax year its share of SDGP income for any SDGP tax year that ends with or within that Limited Partner's tax year.

     The discussion contained herein is general in nature and is not intended as tax advice. This discussion does not purport to be complete or to deal with all aspects of Federal income taxation that may be relevant to specific taxpayers in light of their particular circumstances. Limited Partners should consult their own tax advisers regarding the tax consequences of the Reorganization to them, including Federal, state, local and, if applicable, foreign tax consequences.

     SDGP will receive an opinion from Seward & Kissel LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations made by Forum and SDGP, including those in the Plan, for Federal income tax purposes:

1. Pursuant to Section 351 of the Internal Revenue Code of 1986, as amended (the "Code"), SDGP will recognize no gain or loss on the transfer of all of its assets to Jordan solely in exchange for shares of Jordan and the assumption by Jordan of the liabilities pursuant to the Reorganization.

2. SDGP's basis in the shares of Jordan received in connection with SDGP's transfer of its assets to Jordan will equal SDGP's basis in the assets exchanged therefor, reduced by the sum of the liabilities assumed by Jordan in the transaction or to which such assets are subject. Code Sections 358(a) and 358(d).

3. SDGP's holding period for the shares of Jordan received in connection with SDGP's transfer of its assets to Jordan will include the period during which SDGP held such assets, provided that such assets were held as a capital asset at the time of such transfer. Code Section 1223(1).

4. Jordan will recognize no gain or loss on its acquisition of all of the assets of SDGP solely in exchange for Jordan's shares and its assumption of SDGP's liabilities. Code Section 1032(a).

5. Jordan's basis in the assets transferred by SDGP will equal SDGP's basis in such assets immediately before the Reorganization. Code Section 362(a).

6. Jordan's holding period for the assets transferred by SDGP will include SDGP's holding period for the assets immediately before the transfer. Code
Section 1223(2).

7. SDGP will recognize no gain or loss on the distribution of its assets to its General Partners or Limited Partners pursuant to the liquidation of SDGP. Code
Section 731(b).

8. A Limited Partner will recognize no gain or loss on the distribution of shares of Jordan by SDGP to such Limited Partner pursuant to the liquidation of SDGP, except that gain will be recognized to the extent that any money distributed (or deemed to be distributed pursuant to Code Section 752) exceeds the adjusted basis of such Limited Partner's interest in SDGP immediately before the distribution. Code Section 731(a).

9. The aggregate basis in Jordan shares received by a Limited Partner of SDGP pursuant to the liquidation of SDGP will equal the adjusted basis of such Limited Partner's interest in SDGP, reduced by any money distributed in the transaction. Code Section 732(b).

10. The holding period for shares of Jordan received by a Limited Partner of SDGP pursuant to the liquidation of SDGP will include the period during which SDGP is treated as having held those shares under paragraph 3 above. Code
Section 735(b).

FEDERAL INCOME TAX STATUS OF JORDAN

     Jordan intends to qualify each fiscal year to be taxed as a regulated investment company (a "RIC") under the Code. As a RIC, Jordan generally will not be liable for Federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Jordan intends to distribute all of its net income and net capital gains each year. Accordingly, Jordan should thereby avoid all Federal income and excise taxes.

TAX CONSEQUENCES OF DISTRIBUTIONS

     Distributions by Jordan of its net investment income (including short-term capital gains), are taxable to shareholders as ordinary income. Distributions by Jordan of net long-term capital gain are taxable to shareholders as long-term capital gain regardless of how long a shareholder has held shares of Jordan.

     A portion of Jordan's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that Jordan receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent Jordan's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

     If you buy shares of Jordan just before Jordan makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

     The sale or exchange of shares of Jordan is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the shares. Such gain or loss will be capital gain or loss if you held your shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the shares for more than one year at the time of the sale or exchange.

     Jordan  will be  required  by Federal  law to  withhold  28% of  reportable
payments  (which  may  include   dividends,   capital  gain   distributions  and
redemptions)  paid to a  non-corporate

Shareholder unless the Shareholder has certified in writing that the social security or tax identification number provided is correct and that the Shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

     Reports containing appropriate information with respect to the Federal income tax status of Jordan's dividends and distributions paid during the year will be mailed to Shareholders shortly after the close of each year.

     The discussion contained herein is general in nature and is not intended as tax advice. This discussion does not purport to be complete or to deal with all aspects of Federal income taxation that may be relevant to specific taxpayers in light of their particular circumstances. Limited Partners should consult their own tax advisers regarding the tax consequences of investing in the Fund as compared to the Partnership.

                              ERISA CONSIDERATIONS

     Assets of SDGP may be deemed to be "plan assets" within the meaning of the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and Department of Labor rules promulgated thereunder. As a result, the General Partners may be deemed to be fiduciaries under ERISA with respect to the Limited Partners that are employee benefit plans subject to ERISA or section 4975 of the Code ("Qualified Plans").

     Certain transactions involving plan assets are prohibited under ERISA unless an exemption is available. Because the Reorganization may be viewed as such a prohibited transaction, the Reorganization will be effected in accordance with Prohibited Transaction Exemption 97-41 (PTE "97-41"), issued by the United States Department of Labor. PTE 97-41 provides an exemption for certain otherwise prohibited transactions, including a transaction in which a Qualified Plan acquires shares of an open-end management investment company registered under the Investment Company Act of 1940 (a "fund") through a transfer of plan assets from a pooled investment fund, such as SDGP, where the same entity serves as the investment adviser to the transferor and transferee.

     The exemption requires, among other things, (i) that the assets be valued in accordance with Rule 17a-7 under the 1940 Act and (ii) that certain information and disclosure be provided to each Qualified Plan and that an independent plan fiduciary for each Qualified Plan approves the transaction. Each fiduciary of a Qualified Plan should consult its legal adviser concerning the ERISA and other considerations discussed above and in the notices to follow before voting on the Plan.

                                 CAPITALIZATION

     The following table shows (i) the capitalization of SDGP and Jordan at December 31, 2003, SDGP's most recent fiscal year end, and (ii) the pro forma combined capitalization of SDGP and Jordan:

                    JORDAN       PRO FORMA     PRO FORMA    PRO FORMA/
       SDGP       INITIAL NET    COMBINED       SHARES        JORDAN
    NET ASSETS      ASSETS      NET ASSETS    OUTSTANDING      NAV/
      (000'S)       (000'S)       (000'S)       (000'S)       SHARE
     ---------    ----------    ----------    ----------    ----------
      $18,473         $0          $18,473        1,847       $10/share

                               VOTING INFORMATION

INSTRUCTIONS FOR SIGNING CONSENT FORMS

     As described above, the General Partners are soliciting the Limited Partners' written consent to the General Partners entering into the Plan on behalf of SDGP. Limited Partners of record on December 1, 2004 (the "Record Date") are eligible to give consent.

     In order for the General Partners to obtain the Limited Partners' consent to enter into the Plan on behalf of SDGP, the written consent of a majority of the percentage of the limited partnership interests owned by all the Limited Partners, as of the Record Date, is required. The General Partners recommend that the Limited Partners provide their consent to the General Partners entering into the Plan on behalf of SDGP.

     A consent form (the "Consent Form") is enclosed with this Proxy Statement/Prospectus. The Consent Form may be used by each Limited Partner to indicate his or her consent. A Limited Partner should indicate separately whether it approves, disapproves, or abstains from providing his or her consent by checking the appropriate box on the Consent Form, signing and dating the Consent Form, and returning it to the SDGP in the enclosed postage-paid envelope. A Limited Partner may also indicate her or her consent by returning an alternative written instrument that clearly identifies the Limited Partner, sets forth the Limited Partner's decision with respect to providing consent for the General Partners to enter into the Plan on behalf of SDGP, and is signed and dated by the Limited Partner (a "Suitable Alternative"). To be counted, a Consent Form or Suitable Alternative must be received by the Partnership on or before January 18, 2005. A Limited Partner that does not return the Consent Form or a Suitable Alternative by that date will be treated as not having provided its written consent for the Plan.

     To change a vote after returning a Consent Form or Suitable Alternative to SDGP, a Limited Partner must provide the SDGP with a written statement identifying the Limited Partner and stating that the Limited Partner, as a Limited Partner in SDGP, (i) revokes its prior decision as set forth in the previously returned Consent Form or Suitable Alternative and (ii) gives, does not give, or abstains from giving its consent (a "Revocation Letter"). Any such Revocation Letter must be received by the Partnership on or before January 18, 2005.

     Any Limited Partner that does not return a Consent Form or Suitable Alternative by January 18, 2005 will be treated as not having consented to the General Partners entering into the Plan on behalf of SDGP. The Limited Partners will, at the discretion of the General Partner, be permitted to make a complete withdrawal from SDGP prior to the Reorganization.

INFORMATION REGARDING PARTNERSHIP INTERESTS IN SDGP

     The General Partners may be deemed to control SDGP. In addition, from time to time, certain Limited Partners may own a large percentage of the Limited Partner partnership interests in SDGP. Accordingly, those Limited Partners may be able to greatly affect (if not determine) the outcome of a Limited Partner vote. As of November 30, 2004, and to the best of SCI's knowledge and belief, no persons beneficially owned 25% or more of the Limited Partner partnership interests in SDGP.

     The following Limited Partners held beneficially or of record 5% or more of the Limited Partner partnership interests in SDGP as of November 30, 2004 and are expected to hold approximately the same percentage of shares after the
Reorganization:

--------------------------------------------------------------------------------
NAME                                                   PERCENTAGE OF
ADDRESS                                         PARTNERSHIP INTERESTS OWNED
--------------------------------------------------------------------------------
Stolper Family Trust                                      21.93%
600 West Broadway, Suite 1225
San Diego, CA  92101-3355
--------------------------------------------------------------------------------
Terral Seed Co., Inc. Profit Sharing Plan
P.O. Box 826
Lake Providence, LA  71254                                16.15%
--------------------------------------------------------------------------------
Jim Long Trust
33 Music Square West, Suite 100
Nashville, TN  37203                                       6.49%
--------------------------------------------------------------------------------
Stanley J. Bernhard QTIP Trust
c/o Paula Koran
86 Barry Lane
Atherton, CA  94027                                        5.20%
--------------------------------------------------------------------------------

     The officers of SDGP owned, in aggregate, 2.23% of the Limited Partnership interests in SDGP.

INFORMATION REGARDING SHARES OF JORDAN OUTSTANDING

     As of November 30, 2004, Jordan had no shareholders. Prior to the completion of the Reorganization, Jordan will have nominal assets. Jordan will not commence operations until after the Reorganization, and consequently, no person owns a controlling interest in Jordan.

                             ADDITIONAL INFORMATION

LEGAL MATTERS

     Seward & Kissel LLP serves as counsel for Jordan, Forum, Windowpane and SDGP. Kirkpatrick & Lockhart LLP serves as counsel to Forum's Trustees that are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and does not represent Forum or Windowpane regarding the Plan or any related transaction.

EXPERTS

     KPMG LLP is the independent registered public accounting firm for SDGP. KPMG LLP is considered to be an expert due to its experience in auditing and accounting.

     Please refer to Exhibit B to this Proxy Statement/Prospectus for SDGP's financial statements for its fiscal year ended December 31, 2003 and fiscal period ended September 30, 2004.

     Deloitte & Touche LLP ("Deloitte & Touche") is the independent registered public accounting firm for Jordan. Deloitte & Touche is considered to be an expert due to its experience in auditing and accounting. Financial highlight information is not included for Jordan because it will not commence operations until after the Reorganization.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of Jordan filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act.

     Forum, on behalf of Jordan, files reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, D.C. 20549, and at the SEC's regional and district offices located at 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The SEC maintains a website at http://www.sec.gov that contains information regarding Forum, and other registrants that file information electronically with the SEC.

                                    EXHIBIT A

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of January, 2005, by and among (1) Forum Funds (the "Trust"), a Delaware statutory trust with its principal place of business at Two Portland Square, Portland, Maine, on behalf of its series, Jordan Opportunity Fund (the "Acquiring Fund"); (2) Stolper & Company, Inc., a California corporation with its principal place of business at One America Plaza, 600 West Broadway, Suite 1225, San Diego, California and Michael Stolper, its President (the "General Partners"); and (3) Stolper Defensive Growth Partners, L.P. (the "Target LP"), a Delaware limited partnership with its principal place of business at One America Plaza, 600 West Broadway, Suite 1225, San Diego, California.

WHEREAS, the parties intend that the Target LP transfer substantially all of its assets to the Acquiring Fund as more fully discussed below;

WHEREAS, the plan of exchange for the Target LP and the Acquiring Fund consists of: (1) the transfer of substantially all of the assets of the Target LP to the Acquiring Fund in exchange solely for substantially all of the shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Exchange"); (2) the distribution of shares of the Acquiring Fund by the Target LP to the Participating Partners (as defined in section 1.2) (the "Share Distribution") in proportion to the Participating Partners' positive capital account balances pursuant to the Target LP's Limited Partnership Agreement, as amended (the "Partnership Agreement"); and (3) the liquidation of the Target LP (the "Liquidation") (the Exchange, the Share Distribution and the Liquidation, collectively, the "Reorganization"); and

WHEREAS, the Reorganization is intended to qualify as a tax-free transaction under section 351 of the Internal Revenue Code of 1986, as amended (the "Code");

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the receipt and sufficiency of which are hereby acknowledged, the parties hereto covenant and agree as follows:

1. THE REORGANIZATION

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target LP agrees to transfer to the Acquiring Fund substantially all of the Target LP's assets as set forth in section 1.2. In exchange, the Acquiring Fund agrees to deliver to the Target LP that number of its full and fractional shares of beneficial interest (no par value per share), as computed in the manner set forth in section 2.3. Such  transaction  shall take place at the closing  provided for in section 3.1 (the "Closing").

1.2 The Target LP's assets to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, and dividends or interest or other receivables, that are owned by the Target LP, and any deferred or prepaid expenses shown on the balance sheet of the Target LP prepared as of the Valuation Time (as defined in section 2.1) in accordance with generally accepted accounting principles ("GAAP") applied consistently with the Target LP's most recent audited balance sheet and most recent unaudited balance sheet, except for (a) cash and cash equivalents retained by the Target LP in an amount estimated by it to be sufficient (the "Expense Reserve") to discharge in full all of the Excluded Liabilities (as defined in section 1.9), and (b) any assets that the Acquiring Fund is not permitted to acquire by law or pursuant to its investment objectives (collectively, the "Retained Assets"). Within a reasonable time prior to the Closing Date, the Target LP shall provide its list of assets to the Trust. After paying or providing for the payment of all the Excluded Liabilities, any Retained Assets shall be distributed by the Target LP or its agents to the General Partners and the limited partners of record as of the Valuation Time (the "Participating Partners").

1.3 The Target LP will pay or cause to be paid to the Acquiring Fund any interest or dividends received on or after the Closing with respect to securities transferred to the Acquiring Fund hereunder. The Target LP will transfer to the Acquiring Fund any distributions, rights, stock dividends or other securities received by the Target LP after the Closing as distributions on or with respect to the securities transferred, which shall be deemed included in the Assets and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" prior to the Valuation Time. Notwithstanding the foregoing, the Acquiring Fund shall not be entitled to receive any interest or dividends or other distributions on securities not transferred to the Acquiring Fund hereunder.

1.4 Except as provided in section 1.6, immediately after the Exchange (the "Distribution Time"), the Target LP will dissolve and distribute to the Participating Partners, pro rata in the proportion that the balance of each Participating Partner's Capital Account (as defined in the Partnership Agreement) bears to the aggregate Capital Account balances of all Participating Partners, the shares of the Acquiring Fund received by the Target LP pursuant to section 1.1. Such distribution (the "Distribution") will be accomplished by the Trust's transfer agent's transfer of the shares of the Acquiring Fund then credited to the account of the Target LP on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Participating Partners, subject to compliance with the transfer agent's and the Acquiring Fund's respective Anti-Money Laundering Programs, including the requirements under their respective Customer Identification Programs. The Trust will not issue certificates representing shares of the Acquiring Fund in connection with the Reorganization.

1.5 Ownership of shares of the Acquiring Fund will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus.

1.6 The General Partners will wind up and liquidate the Target LP after the Distribution. As soon as is reasonably practicable after the Distribution, but not until payment by the Target LP of all the Excluded Liabilities, the Target LP shall be completely liquidated and its Certificate of Cancellation shall be filed with the State of Delaware. The Target LP shall not conduct any business on and after the Closing Date except in connection with its dissolution, liquidation, and termination.

1.7 Any reporting responsibility of the Target LP, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, any federal, state, or local tax authorities, or any other relevant regulatory authority, is and shall remain the responsibility of the Target LP.

1.8 All books and records of the Target LP shall be available to the Trust from and after the Closing, and copies thereof shall be turned over to the Trust as soon as practicable following the Closing.

1.9 The Acquiring Fund shall assume only liabilities (absolute or contingent) of the Target LP related to the purchase of securities on behalf of the Target LP ("Included Liabilities"); all other liabilities of the Target LP (absolute or contingent, whether arising during, before or after the Closing, including in connection with the liquidation of the Target LP) shall remain with the Target LP ("Excluded Liabilities").

2. VALUATION

2.1 The value of the Assets, the Expense Reserve, and the Retained Assets shall be computed as of the close of regular trading on the New York Stock Exchange (normally, 4:00 P.M., Eastern time) on the business day immediately preceding the Closing Date (as defined in section 3.1) and after the payment of any distributions (including distributions in redemption of the partnership interests ("Partnership Interests") of Partners that elect such treatment) or other amounts by the Target LP (such time and date, the "Valuation Time").

2.2 The net asset value of a share of the Acquiring Fund shall be $10, the initial net asset value per share.

2.3 The number of the shares of the Acquiring Fund to be issued and delivered to the Target LP (including fractional shares, if any, rounded to the third decimal place) in exchange for the Assets pursuant to section 1.1 shall be determined by dividing the value of the Assets, determined pursuant to section 2.1, by the initial net asset value of one share of the Acquiring Fund determined pursuant to section 2.2.

3. CLOSING AND CLOSING DATE

Subject to the closing conditions, the parties hereto shall conduct the Closing of the Reorganization as follows:

3.1 The Closing of the Reorganization shall be at or about 8:00 A.M., Eastern time, on January 21, 2005, or such other date as the parties may agree in writing (the "Closing Date"). The Exchange and Distribution shall be deemed to take place simultaneously as of 12:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Trust or at such other place and time as the parties shall mutually agree. Pricing of the Assets shall occur at approximately 4:00 P.M., Eastern Time, on the business day immediately preceding the Closing Date.

3.2 The Target LP shall deliver to the Trust on the Closing Date a schedule of Assets, a schedule of Retained Assets, and a schedule of assets in the Expense Reserve.

3.3 Brown, Brothers, Harriman & Co. ("Target LP Custodian") serves as custodian for the Target LP. The Target LP Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Assets shall have been transferred and delivered in proper form to Forum Trust, LLC ("Fund Custodian"). The Target LP's portfolio securities represented by a certificate or other written instrument shall be presented by the Target LP Custodian to the Fund Custodian for examination no later than five business days preceding the Closing Date and those portfolio securities comprising the Assets shall be transferred and delivered as of the Closing Date by the Target LP for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Target LP's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the Target LP Custodian. The cash to be transferred by the Target LP shall be delivered by wire transfer of Federal Funds on the Closing Date.

3.4 The Target LP shall deliver to the Trust at the Closing a certificate executed by the General Partners stating that the Target LP's records contain the names and addresses of the Participating Partners and the percentage ownership to three decimal places that each Participating Partner's Capital Account balance bears to the Capital Account balances of all Participating Partners as of the Valuation Time. The Trust, on behalf of the Acquiring Fund, shall issue and deliver a confirmation evidencing the number of Acquiring Fund shares to be credited on the Closing Date to the Target LP or provide evidence satisfactory to the General Partners that such shares of the Acquiring Fund have been credited to the Target LP's account on the books of the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, shall cause to be delivered to each Participating Partner a confirmation evidencing the Acquiring Fund shares that Participating Partner shall receive pursuant to the Distribution. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5 If immediately prior to the Valuation Time, (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Target LP shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the General Partners, or the Trustees of the Trust, or both, accurate appraisal of the value of the net assets of the Target LP is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 The General Partners and the Target LP jointly and severally represent and warrant to the Trust, as of the date of this Agreement and as of the Closing Date, unless otherwise stated below, that:

           (a) The Target LP is a limited partnership duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the power under the Partnership Agreement to own all of its properties and assets and to carry on its business as it is now being conducted;

           (b) Stolper & Company, Inc. and Michael Stolper are the General Partners of the Target LP;

           (c) The General Partners have approved this Agreement and the transactions contemplated by it hereunder, including the Exchange, and the subsequent dissolution, winding up, and Liquidation of the Target LP;

           (d) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target LP of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, or state securities laws;

           (e) Neither the Target LP nor the General Partners are, and the execution, delivery and performance of this Agreement by the Target LP will not result, in violation of the laws of the State of
           Delaware, or of the Partnership Agreement, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target LP is a party or by which it is bound; and the execution, delivery, and performance of this Agreement by the General Partners and the Target LP will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Target LP is a party or by which it is bound, except that the Target LP may offer redemption rights to its limited partners prior to the Closing Date;

           (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the General Partners' or the Target LP's knowledge threatened against the General Partners, the Target LP, or any properties or assets held by the Target LP. Neither the General Partners nor the Target LP know of any facts that they reasonably believe are likely to form the basis for the institution of such proceedings that would materially and adversely affect their respective businesses, and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

           (g) There are no contracts outstanding to which the Target LP is a party, other than those that have been disclosed to the Acquiring Fund or those that would not have a material impact on the Acquiring Fund's right to the Assets;

           (h) The statement of the Target LP's assets and liabilities as of the Valuation Time, including the list of securities owned by the Target LP with respective tax bases and values, delivered under section 7.2 shall be complete and accurate as of the Valuation Time.

           (i) Since December 31, 2004, there has not been any material adverse change in the Target LP's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business. For purposes of this subsection, a decline in net value of an interest in the Target LP due to declines in market values of securities in the Target LP's portfolio, the discharge of the Target LP's liabilities in the normal course of business, or the partial or complete withdrawal of a Partner shall not constitute a material adverse change;

           (j) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target LP required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Target LP's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (k) Partnership Interests in the Target LP, as they appear on the Target LP's books as of the Valuation Time, (i) are, and on the Closing Date will be, duly authorized, duly and validly issued and fully paid, and (ii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Target LP, as provided in section 3.4. The Target LP does not have outstanding any options, warrants, or other rights to subscribe for or to purchase any Partnership Interests nor is there outstanding any security convertible into any Partnership Interests;

           (l) At the Closing Date, the Target LP will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens, encumbrances, security interests, or other transfer restrictions except those liens, encumbrances, security interests, or other transfer restrictions as to which the Trust has received notice of and agreed to prior to the Closing or those liens, encumbrances, security interests, or other transfer restrictions created by the Trust, and upon delivery and payment for such Assets, the Trust will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions that the Trust has received notice of and agreed to prior to the Closing and except for restrictions created under applicable state and federal law; and

           (m) Pursuant to the Partnership Agreement, and applicable Delaware law, the General Partners are authorized to enter into this Agreement on behalf of the Target LP. Approval of its limited partners is required to authorize the Reorganization. The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the General Partners, and this Agreement constitutes a valid and binding obligation of the Target LP, enforceable pursuant to its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants to the General Partners and the Target LP, as of the date of this Agreement, unless otherwise stated below, that:

           (a) The Trust is a Delaware statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the power under its Trust Instrument, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

           (b) The Trust, which is organized as a "series mutual fund," is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

           (c) The Acquiring Fund (i) is a duly established and designated series of the Trust with investment objectives and policies substantially similar to those of the Target LP (except that the investment objectives and policies of the Acquiring Fund reflect the limitations imposed by the 1940 Act), (ii) is authorized and permitted to engage in the activities described in the N-1A (as defined in section 5.9), (iii) has caused its shares to be duly registered and qualified in applicable states prior to the Distribution, and (iv) has not commenced operations and will not do so until after the Closing;

           (d) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws;

           (e) The Trust is not, and the execution, delivery, and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result, in violation of Delaware law, the Trust's Trust Instrument, as amended, the Trust's By-Laws, as amended, or any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution,  delivery,  and  performance  of this Agreement by the
           Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

           (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Trust's knowledge threatened against the Trust with respect to the Acquiring Fund. The Trust does not know of any facts that it reasonably believes are likely to form the basis for the institution of such proceedings that would materially and adversely affect the Acquiring Fund's business, and the Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

           (g) The shares of the Acquiring Fund to be issued and delivered to the Target LP pursuant to the terms of this Agreement, will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding shares of the Acquiring Fund, and will be fully paid and non-assessable. At and before the Closing, the Acquiring Fund does and will not have any issued and outstanding shares, with the exception of the share issued pursuant to section 5.13 and does and will not have outstanding any options, warrants, preemptive rights, or other rights to subscribe for or purchase any shares of the Acquiring Fund nor is there outstanding any security convertible into any shares of the Acquiring Fund;

           (h) On the effective date of the N-1A and at the time of the Distribution, the Acquiring Fund's prospectus and statement of additional information will (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and rules and regulations thereunder, (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statement was made, not misleading, provided that the foregoing shall not apply to statements in or omissions made in reliance on and in conformity with information furnished by the Target LP or the General Partners for use therein;

           (i) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Trust, and this Agreement constitutes a valid and binding obligation of the Trust with respect to the Acquiring Fund, enforceable pursuant to its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles;

           (j) For its first taxable year, which includes the date of the Exchange, the Trust will elect, on behalf of the Acquiring Fund, to be a "regulated investment company" under subchapter M of the Code as in effect on the date of the Exchange ("RIC"); and the Trust intends that the Acquiring Fund, for that taxable year and the following taxable year, qualify to be treated as a RIC and to compute its federal income tax under Code section 852. If subchapter M is materially amended after the date of the Exchange, the Trust will use its best efforts to cause the Acquiring Fund to qualify for treatment as a "regulated investment company" under subchapter M, as so amended;

            (k) In reliance in part on the representations and warranties of the General Partners and the Target L. P. in Section 4.1 hereof, all Acquiring Fund shares distributed as part of the Distribution will be offered and sold in conformance in all material respect with applicable federal and state securities laws;

            (l) The Fund has no plan or intention to redeem or otherwise reacquire any shares issued pursuant to the Exchange, other than in the normal course of business operations (to the extent required by the 1940 Act and the USA PATRIOT Act);

            (m) The Acquiring Fund will remain in existence and retain and use the Assets transferred to it in a trade or business; and

            (n) There is no plan or intention by the  Acquiring  Fund to dispose
            of  the  Assets  other  than  in  the  normal   course  of  business
            operations.

5. COVENANTS

5.1 The General Partners and the Target LP covenant to operate the Target LP's business in the ordinary course between the date hereof and the Closing Date, it being understood that: (i) such ordinary course of business will include (a) such changes as are contemplated by the Target LP's normal operations and preparing for its dissolution, Liquidation, and termination and (b) its right to offer to its limited partners the right to redeem their interest in the Target LP and their exercise of such right; and (ii) notwithstanding the foregoing, the Target LP shall retain exclusive control of the composition of its Assets until the Closing Date.

5.2 The General Partners and the Target LP covenant that upon reasonable notice, the Trust's officers and agents shall have reasonable access to the Target LP's books and records necessary to maintain current knowledge of the Target LP and to ensure that the representations and warranties made by the Target LP are accurate. The Trust and its agents and representatives agree to keep any information provided by the General Partners or Target LP confidential and not to disclose the information prior to the Closing.

5.3 The General Partners and the Target LP covenant that shares of the Acquiring Fund to be issued hereunder are not being acquired by the Target LP for the purpose of making any distribution thereof other than pursuant to the terms of this Agreement.

5.4 The General Partners and the Target LP covenant that they will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of the Partnership Interests, subject to the second sentence of section 5.2.

5.5 Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund, the General Partners, and the Target LP each covenant that it will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Fund covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement") in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder by the Commission, in connection with the consideration by the Participating Partners of the transactions contemplated herein. The Acquiring Fund covenants to file the Registration Statement with the Commission. The General Partners and Target LP covenant to provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act, and the 1940 Act.

5.7 The General Partners and the Target LP covenant that they will, from time to time, as and when reasonably requested by the Trust, execute and deliver, or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action as the Trust may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.8 The General Partners and the Target LP covenant to use all reasonable efforts to obtain approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act, and such of the state securities laws and the laws of the State of Delaware, as they deem appropriate to consummate the transactions contemplated herein.

5.9 The Trust, on behalf of the Acquiring Fund, in reliance in part on the representations and warranties of the General Partners and the Target LP in section 4.1 hereof, covenants to obtain the necessary approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state securities laws applicable to the Reorganization, including having a registration statement on Form N-1A (the "N-1A") effective at the Closing Date that covers the continuous public offering of shares of the Acquiring Fund;

5.10 The Trust, on behalf of the Acquiring Fund, covenants that it will, from time to time, as and when reasonably requested by the Target LP, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the General Partners or the Target LP may reasonably deem necessary or desirable in order to vest and confirm to the Target LP title to and possession of all Acquiring Fund shares to be transferred to the Target LP pursuant to this Agreement.

5.11 The General Partners and the Target LP covenant to make the Distribution. =

5.12 The Trust, on behalf of the Acquiring Fund, the General Partners, and the Target LP each covenants that it shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.13 Immediately before the Closing, the Trust, on behalf of the Acquiring Fund, covenants to issue to Forum Fund Services, LLC (the "Sponsor"), one share in exchange for a contribution of $10. The Acquiring Fund shall not have any other issued and outstanding shares as of the Closing Date.

5.14 The Trust, on behalf of the Acquiring Fund, covenants that it shall provide to Participating Partners a copy of the N-1A, prepared in material compliance with all applicable laws, rules and regulations, and shall make available for such purpose a sufficient number of copies of the N-1A to the General Partners and the Target LP.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE GENERAL PARTNERS AND THE TARGET LP

The obligations of the General Partners and the Target LP to consummate the transactions provided for herein shall be subject, at the election of each or either of them, to the performance by the Trust, on behalf of the Acquiring Fund, of those of its obligations as are required hereunder to be performed on or before the Closing Date and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be no pending or threatened litigation brought by any person against the Trust, the Acquiring Fund, or their respective agents, including but not limited to, the Trust's trustees or officers, arising out of this Agreement.

6.2 The Trust, on behalf of the Acquiring Fund, shall have delivered to the General Partners and the Target LP on the Closing Date a certificate executed in its name by the President or Vice President of the Trust, in a form reasonably satisfactory to the General Partners and the Target LP and dated as of the Closing Date, (a) to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are materially true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and (b) as to such other matters as the General Partners and the Target LP shall reasonably request.

6.3 The General Partners and the Target LP shall have received on the Closing Date an opinion of Kirkpatrick & Lockhart LLP, counsel to the independent Trustees of the Trust, in a form reasonably satisfactory to the General Partners and the Target LP, and dated as of the Closing Date, to the effect that: (i) the Trust has been duly formed and is a validly existing Delaware statutory trust in good standing; (ii) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable pursuant to its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (iii) when issued in accordance with the Agreement, the shares of the Acquiring Fund to be issued and distributed to the Participating Partners will be duly authorized, validly issued and outstanding and fully paid and non-assessable; and (iv) to the knowledge of such counsel all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Delaware for the exchange of substantially all of the Target LP's assets for shares of the Acquiring Fund pursuant to the Agreement have been obtained or made.

6.4 The Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Acquiring Fund on or before the Closing Date.

6.5 Before the Closing, the Sponsor, as the sole shareholder in the Acquiring Fund, shall have approved the Trust's Investment Advisory Agreement with Windowpane Advisors, L.L.C., and Investment Sub-Advisory Agreement with Hellman, Jordan Management Co., Inc., relevant to the Acquiring Fund, which will become effective immediately following the Closing. =

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target LP and the General Partners of their respective obligations as are required hereunder to be performed on or before the Closing Date to the extent they are required by this Agreement to be performed on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the General Partners and the Target LP contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be no pending or threatened litigation brought by any person against the General Partners, the Target LP, or their respective agents, arising out of this Agreement.

7.2 The Target LP shall have delivered to the Trust a statement of the Target LP's assets and liabilities as of the Valuation Time, certified by the General Partners, including a list of securities owned by the Target LP with their respective tax costs and values determined as provided in section 2 above, all as of the Valuation Time.

7.3 The Target LP shall have delivered to the Trust on the Closing Date a certificate executed in its name by the General Partners, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the General Partners with respect to the Target LP made in this Agreement are materially true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

7.4 The Acquiring Fund shall have received on the Closing Date an opinion of Seward & Kissel LLP ("S&K"), counsel to the Target LP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, to the effect that:
(i) the Target LP has been duly formed and is a validly existing Delaware limited partnership in good standing; (ii) the Target LP has the power to carry on its business as presently conducted pursuant to the description thereof in the Partnership Agreement; and (iii) the Agreement has been duly authorized, executed and delivered by the General Partners, on behalf of the Target LP, and constitutes a valid and legally binding obligation of the Target LP, enforceable pursuant to its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

7.5 The Target LP shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target LP on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below has not been met on or before the Closing Date, the Trust, on behalf of the Acquiring Fund, or the Target LP, where applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved, to the extent necessary, by the Participating Partners pursuant to the Partnership Agreement, applicable laws of the State of Delaware, and applicable federal securities laws. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Target LP may waive the condition set forth in this section 8.1;

8.2 On the Closing Date, no action, suit, or other proceeding shall be pending or to any party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities deemed necessary by the Trust, on behalf of the Acquiring Fund, or the Target LP to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Acquiring Fund, or the Target LP;

8.4 The N-1A shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Any party hereto may for itself waive any or all of the conditions set forth in sections 8.2, 8.3, and 8.4; and

8.5 The parties shall have received an opinion of S&K addressed to each of the Target LP and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, for federal income tax purposes:

         (a) Pursuant to Section 351 of the Internal Revenue Code of 1986, as amended (the "Code"), the Target LP will recognize no gain or loss on the transfer of all of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities pursuant to the Reorganization.

         (b) The Target LP's basis in the shares of the Acquiring Fund received in connection with the Target LP's transfer of its assets to the Acquiring Fund will equal the Target LP's basis in the assets exchanged therefor, reduced by the sum of the liabilities assumed by the Acquiring Fund in the transaction or to which such assets are subject. Code Sections 358(a) and 358(d).

         (c) The Target LP's holding period for the shares of the Acquiring Fund received in connection with the Target LP's transfer of its assets to the Acquiring Fund will include the period during which the Target LP held such assets, provided that such assets were held as a capital asset at the time of such transfer. Code Section 1223(1).

         (d) The Acquiring Fund will recognize no gain or loss on its acquisition of all the assets of the Target LP solely in exchange for the Acquiring Fund's shares and its assumption of the Target LP's liabilities. Code Section 1032(a).

         (e) The Acquiring Fund's basis in the assets transferred by the Target LP will equal the Target LP's basis in such assets immediately before the Reorganization. Code Section 362(a).

         (f) The Acquiring Fund's holding period for the assets transferred by the Target LP will include the Target LP's holding period for the assets immediately before the transfer. Code Section 1223(2).

         (g)      The  Target  LP  will   recognize  no  gain  or  loss  on  the
                  distribution of its assets to its partners pursuant to the liquidation of the Target LP. Code Section 731(b).

         (h) An the Target LP limited partner will recognize no gain or loss on the distribution of shares of the Acquiring Fund by the  Target  LP  to  such  limited  partner  pursuant
                  to the liquidation of the Target LP, except that gain will be recognized to the extent that any money distributed (or deemed to be distributed pursuant to Code Section 752)
                  exceeds the adjusted basis of such limited partner's interest in the Target LP immediately before the distribution. Code Section 731(a).

         (i) The aggregate basis in the Acquiring Fund shares received by a limited partner of the Target LP pursuant to the liquidation of the Target LP will equal the adjusted basis of such limited partner's interest in the Target LP, reduced by any money distributed in the transaction. Code Section 732(b).

         (j) The holding period for shares of the Acquiring Fund received by a limited partner of the Target LP pursuant to the liquidation of the Target LP will include the period during which the Target LP is treated as having held those shares under paragraph 3 above. Code Section 735(b).

9. INDEMNIFICATION

9.1 The Trust agrees to indemnify the Target LP, the General Partners, each of the Participating Partners, and the Target LP's employees against, and hold each of them harmless from any and all losses, claims, damages, liabilities, and expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential, or special damages) to which the General Partners, the Target LP, or any of the Participating Partners or its employees may become subject, insofar as any such loss, claim, damage, liability, or expense arises out of or is based on (i) any breach or misrepresentation by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants, or agreements set forth in this Agreement, or (ii) the negligent or reckless acts or omissions or willful misfeasance of the Trust, on behalf of the Acquiring Fund, in connection with this Agreement.

9.2 The General Partners and the Target LP agree to indemnify the Trust and each of the Trust's trustees, officers, or employees against, and hold each of them harmless from, any and all losses, claims, damages, liabilities, or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential, or special damages) to which the Trust or any of its trustees, officers, or employees may become subject, insofar as any such loss, claim, damage, liability, or expense arises out of or is based on (i) any breach by the General Partners or the Target LP of any of their representations, warranties, covenants, or agreements set forth in this Agreement, or (ii) the negligent or reckless acts or omissions or willful misfeasance of the General Partners and the Target LP in connection with this Agreement; (iii) adverse tax consequences that could be suffered by the Target LP or the Participating Partners or the Trust as a result of the Reorganization's not being a tax-free exchange.

10. FEES AND EXPENSES

10.1 Each of the Trust and the General Partners represent and warrant to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein, except for any ordinary brokerage commissions, charges, or expenses in connection with the disposition of any assets incidental to the performance hereunder.

10.2 Stolper & Company, Inc. will pay the reasonable and documented legal and regulatory filing expenses (1) of the Trust, on behalf of the Acquiring Fund, of the Target LP, and of the General Partners in connection with the Reorganization, and (ii) of the Trust, on behalf of the Acquiring Fund, in connection with the organization and start-up of the Acquiring Fund. Each party shall be responsible for any expenses it incurs that Stolper & Company, Inc. is not obligated to pay under this section 10.2.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust, on behalf of the Acquiring Fund, the General Partners, and the Target LP agree that no party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence in this section 11.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing. The covenants to be performed after the Closing as provided in section 5 shall survive until satisfactorily completed, and the obligations of each of the Trust, the General Partners, and the Target LP in sections 9.1 and 9.2, respectively, shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated herein may be abandoned: (i) by mutual agreement of the parties; or (ii) by a party if the Closing shall not have occurred on or before January 31, 2005, unless such date is extended by mutual agreement of the parties; or (iii) by a party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or its respective trustees, officers, or employees, as the case may be, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. WAIVER

Except as otherwise expressly provided herein, at any time prior to the Closing Date, any party may (i) extend the time for the performance of the obligations or other acts of the other, (ii) waive any inaccuracy in the representations of the other, and/or (iii) waive compliance by the other with any of the agreements or conditions set forth herein. Any such extension or waiver must be in writing.

14. AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the parties.

15. NOTICES

15.1 Any notice, report, statement, or demand required or permitted by any provisions of this Agreement (a "Notice") shall be in writing and may be delivered to a party by hand, Federal Express or similar express courier, facsimile, prepaid registered mail, or certified mail with return receipt requested. Any notice, report, statement, or demand delivered by hand, facsimile, or Federal Express or similar express courier shall be deemed duly given on the date delivered. Any notice, report, statement, or demand delivered by mail in a manner described above shall be deemed duly given on the third day after being mailed.

15.2 Any Notice to the General Partners or the Target LP shall be delivered to One America Plaza, 600 West Broadway, Suite 1225, San Diego, California 92101,
Attention: Michael Stolper, with a copy to Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, Attention: Kevin Broadwater, Esq. Any Notice to the Trust, on behalf of the Acquiring Fund, shall be delivered to Two Portland Square, Portland, Maine 04101, Attention: David M. Whitaker, with a copy to Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, Attention: Robert Zutz, Esq.

15.3 Any Notice to the General Partners, the Target LP, or the Trust, on behalf of the Acquiring Fund, may also be delivered to any other address that the General Partners, the Target LP, or the Trust shall have last designated by duly given notice to the other parties to the Agreement.

16. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and the limited partners of the Target

LP and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4 This Agreement shall be governed by, and construed and enforced in accordance with, the laws of state of Delaware, without regard to its principles of conflicts of laws.

16.5 The trustees of the Trust and the shareholders of each series of the Trust shall not be liable for any obligations of the Trust or the Acquiring Fund under this Agreement, and the General Partners and the Target LP agree that, in asserting any rights or claims against the Trust or the Acquiring Fund under this Agreement, they shall look only to the assets and property of the Acquiring Fund in settlement of such rights or claims and not to the trustees of the Trust, the shareholders of the series of the Trust, or the other series of the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives, all as of the ___ day of January, 2005.


Forum Funds, on behalf of Jordan Opportunity Fund

By:      ----------------------------------------

Name:    ----------------------------------------

Title:   ----------------------------------------


Stolper Defensive Growth Partners, L.P.

By:      ----------------------------------------

Name:    ----------------------------------------

Title:
         ----------------------------------------


Stolper & Company, Inc.

By:
         ----------------------------------------

Name:
         ----------------------------------------

Title:
         ----------------------------------------

                                   EXHIBIT B


[KPMG LOGO]




                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                              Financial Statements

                                December 31, 2003

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]


                                    KPMG LLP
                                    Suite 1500
                                    15 West South Street
                                    Salt Lake City, UT 84101-9901




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees of
   Stolper Defensive Growth Partners, L.P.:


We have audited the accompanying statement of assets and liabilities of Stolper Defensive Growth Partners, L.P., a Delaware limited partnership (the Partnership), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, changes in partners' capital and changes in net assets for the two-year period ended December 31, 2003, and the financial highlights for the five-year period ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the investment custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stolper Defensive Growth Partners, L.P. as of December 31, 2003, and the results of its operations for the year then ended, and changes in its net assets for the two-year period ended December 31, 2003, and the financial highlights for the five-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KMPG


February 6, 2004,
   except as to note 7,
   which is as of December 9, 2004


           KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                       Statement of Assets and Liabilities

                                December 31, 2003

                                     ASSETS

Investments in securities, at market value (cost $13,523,328)                                         $      17,567,552
Cash                                                                                                          2,524,002
Receivable for investments sold                                                                                 367,759
Dividends receivable                                                                                              6,288
                                                                                                         ------------------
                                                                                                      $      20,465,601
                                                                                                         ==================
                        LIABILITIES AND PARTNERS' CAPITAL
Management fees payable                                                                               $          23,121
Advance partner contribution                                                                                  1,537,257
Payable for investments purchased                                                                               423,943
Accrued expenses                                                                                                  8,000
                                                                                                         ------------------
                 Total liabilities                                                                            1,992,321
Partners' capital                                                                                            18,473,280
                                                                                                         ------------------
                                                                                                      $      20,465,601
                                                                                                         ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Schedule of Investments

                                December 31, 2003

                                                                                           PERCENTAGE
   NUMBER                                                                                    OF NET            MARKET
  OF SHARES                           DESCRIPTION OF INVESTMENT                              ASSETS             VALUE
--------------   ---------------------------------------------------------------------   ---------------   ----------------
                 Investments in securities:
                   Basic Materials:
        9,500         International Steel Group (a)                                               2.00% $       370,025
       39,500         Ivanhoe Mines (a)                                                           1.70%         314,420
       57,100         Kinross Gold (a)                                                            2.47%         456,229
       15,600         Louisiana Pacific Corp (a)                                                  1.51%         278,928
       23,300         Smurfit Stone Container Corp (a)                                            2.34%         432,681
       15,500         Steel Dynamics (a)                                                          1.93%         356,500
                                                                                         ---------------   ----------------
                        Total Basic Materials                                                    11.95%       2,208,783
                                                                                         ---------------   ----------------
                   Biotechnology:
       21,300         ENDP Pharmaceuticals (a)                                                    2.23%         412,368
        5,000         Gilead Sciences (a)                                                         1.58%         291,400
       29,900         Ligand Pharmaceuticals (a)                                                  2.38%         439,231
        8,600         Oxigene (a)                                                                 0.38%          69,660
                                                                                         ---------------   ----------------
                        Total Biotechnology                                                       6.57%       1,212,659
                                                                                         ---------------   ----------------
                   Computer Services:
        3,000         Caci International (a)                                                      0.79%         145,860
        3,400         Titan Corp (a)                                                              0.40%          74,154
                                                                                         ---------------   ----------------
                        Total Computer Services                                                   1.19%         220,014
                                                                                         ---------------   ----------------
                   Energy:
       11,000         Baker Hughes Inc                                                            1.91%         353,760
        6,000         FMC Technologies (a)                                                        0.76%         139,800
       15,700         Global Santa Fe                                                             2.11%         389,831
       34,900         Magnum Hunter Resources (a)                                                 1.80%         331,899
       14,600         National Oilwell Inc. (a)                                                   1.77%         326,456
       14,500         Rowan Drilling (a)                                                          1.82%         335,965
        6,900         Schlumberger Limited                                                        2.04%         377,568
       15,400         Spinnaker Exploration (a)                                                   2.69%         496,958
        9,200         Valero Energy Corp                                                          2.31%         426,328
                                                                                         ---------------   ----------------
                        Total Energy                                                             17.21%       3,178,565
                                                                                         ---------------   ----------------
                   Healthcare & Medical:
        4,700         American Pharmaceutical Partners (a)                                        0.85%         157,920
       60,100         Beverly Enterprises Inc (a)                                                 2.79%         516,259
       10,700         Kindred Healthcare (a)                                                      3.01%         556,186
       12,800         Manor Care                                                                  2.40%         442,496
                                                                                         ---------------   ----------------
                        Total Healthcare & Medical                                                9.05%       1,672,861
                                                                                         ---------------   ----------------
                   Homebuilders:
       27,600         DR Horton Inc.                                                              6.46%       1,193,976
       14,800         Hovnanian Enterprises (a)                                                   6.97%       1,288,488
                                                                                         ---------------   ----------------
                        Total Homebuilders                                                       13.43%       2,482,464
                                                                                         ---------------   ----------------
                   Industrial:
        8,600         Caterpillar Inc. (a)                                                        3.86%         713,972
       10,200         Joy Global                                                                  1.44%         266,730
                                                                                         ---------------   ----------------
                        Total Industrial                                                          5.30%         980,702
                                                                                         ---------------   ----------------


                                       3                             (Continued)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Schedule of Investments

                                December 31, 2003


                                                                                           PERCENTAGE
   NUMBER                                                                                    OF NET             MARKET
  OF SHARES                           DESCRIPTION OF INVESTMENT                              ASSETS              VALUE
--------------   ---------------------------------------------------------------------   ----------------   ----------------
                 Investments in securities:
                   Insurance:
       11,800         Allstate Corporation                                                         2.75%         507,636
                                                                                         ----------------   ----------------
                           Total Insurance                                                           2.75% $     507,636
                                                                                         ----------------   ----------------
                   Media/Entertainment
       10,000         Interactive Corp (a)                                                         1.84%         339,296
        5,800         Netflix (a)                                                                  1.72%         317,202
                                                                                         ----------------   ----------------
                         Total Media/Entertainment                                                 3.56%         656,498
                                                                                         ----------------   ----------------
                   Retail:
       20,900         Children's Place Retail Store (a)                                            3.02%         558,657
                                                                                         ----------------   ----------------
                         Total Retail                                                              3.02%         558,657
                                                                                         ----------------   ----------------
                   Technology:
       26,700         Au Optronics Corp (a)                                                        1.72%         318,264
       15,800         Monster Worldwide (a)                                                        1.88%         346,968
       19,400         Seagate Technology                                                           1.98%         366,660
       12,900         UT Starcom Inc (a)                                                           2.59%         478,203
       30,100         Western Digital (a)                                                          1.92%         354,879
       16,500         XM Satellite Holdings (a)                                                    2.35%         433,785
                                                                                         ----------------   ----------------
                         Total Technology                                                         12.44%       2,298,759
                   Telecom Services:
       33,800         AT&T Wireless (a)                                                            1.46%         270,062
        9,100         Nextel (a)                                                                   1.38%         255,346
       45,000         Sprint PCS (a)                                                               1.37%         252,900
                                                                                         ----------------   ----------------
                         Total Telecom Services                                                    4.21%         778,308
                                                                                         ----------------   ----------------
                   Transportation:
       25,900         Mesa Air Group (a)                                                           1.76%         325,563
       26,900         Skywest                                                                      2.63%         486,083
                                                                                         ----------------   ----------------
                         Total Transportation                                                      4.39%         811,646
                                                                                         ----------------   ----------------
                         Total investments in securities (cost $13,523,328) (b)                   95.07% $    17,567,552
                                                                                         ================   ================

(a) During fiscal 2003, no cash distributions were received by the Fund from these investment securities.
(b) At December 31, 2003, the cost of investments for federal income tax purposes was $13,523,328 and the aggregate gross unrealized gains and losses based on that cost were:

                   Unrealized gains                        $     4,116,883
                   Unrealized losses                               (72,659)
                                                              ----------------
                   Net unrealized gains                    $     4,044,224
                                                              ================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Statement of Operations

                          Year ended December 31, 2003

Investment income:
     Interest income                                                                                  $           8,156
     Dividend income                                                                                             54,595
                                                                                                         ------------------
                 Total investment income                                                                         62,751
                                                                                                         ------------------
Investment expenses:
     Investment advisory fee                                                                                    199,667
     General partners' management fee                                                                            81,086
     Professional fees                                                                                           21,868
     General and administrative                                                                                  20,182
     Other expense                                                                                                  352
                                                                                                         ------------------
                 Total investment expenses                                                                      323,155
                                                                                                         ------------------
                 Investment loss, net                                                                          (260,404)
                                                                                                         ------------------
Realized and unrealized gains on investments:
     Net realized gain on investments in securities                                                           1,473,342
     Net change in unrealized gain on investments in securities                                               4,331,972
                                                                                                         ------------------
                 Net realized and unrealized gain on investments                                              5,805,314
                                                                                                         ------------------
                 Net increase in net assets resulting from operations                                 $       5,544,910
                                                                                                         ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                   Statements of Changes in Partners' Capital

                     Years ended December 31, 2003 and 2002

                                                                   GENERAL               LIMITED
                                                                  PARTNERS              PARTNERS                TOTAL
                                                              ------------------    ------------------    ------------------
Partners' capital as of December 31, 2001                  $         257,063            21,777,928            22,034,991
Partners' capital contributions                                          --                    --                    --
Partners' capital withdrawals                                            --             (2,837,715)           (2,837,715)
Net decrease in net assets resulting from operations                 (64,520)           (5,266,541)           (5,331,061)
                                                              ------------------    ------------------    ------------------
Partners' capital as of December 31, 2002                  $         192,543            13,673,672            13,866,215
Partners' capital contributions                                          --              2,527,054             2,527,054
Partners' capital withdrawals                                            --             (3,464,899)           (3,464,899)
Net increase in net assets resulting from operations                  82,627             5,462,283             5,544,910
                                                              ------------------    ------------------    ------------------
Partners' capital as of December 31, 2003                  $         275,170            18,198,110            18,473,280
                                                              ==================    ==================    ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                       Statements of Changes in Net Assets

                     Years ended December 31, 2003 and 2002

                                                                                             2003               2002
                                                                                       -----------------  -----------------
Increase (decrease) in net assets (partners' capital) from operations:
    Net realized gain (loss) on investments in securities                           $      1,473,342            (4,725,618)
    Net change in unrealized gain (loss) on investments in securities                      4,331,972              (300,171)
    Net investment loss                                                                    (260,404)              (305,272)
                                                                                       -----------------  -----------------
               Increase (decrease) in net assets (partners' capital)
                  resulting from operations                                                5,544,910            (5,331,061)
Partners' capital contributions                                                            2,527,054                --
Partners' capital withdrawals                                                             (3,464,899)           (2,837,715)
                                                                                       -----------------  -----------------
               Net increase (decrease) in net assets (partners' capital)                   4,607,065            (8,168,776)
Net assets (partners' capital) beginning of year                                          13,866,215            22,034,991
                                                                                       -----------------  -----------------
Net assets (partners' capital) end of year                                          $     18,473,280            13,866,215
                                                                                       =================  =================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                December 31, 2003




(1)    ORGANIZATION

       Stolper Defensive Growth Partners, L.P. (the Partnership), a Delaware limited partnership, was organized in January 1992 to invest in equity securities of publicly traded companies. Michael Stolper and Stolper & Company, Inc. are the general partners. The general partners exercise ultimate authority over the Partnership and are responsible for the day-to-day operations of the Partnership and investment of its capital. Investees may purchase limited partnership interests through private placements and become limited partners of the Partnership.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

       (A)    INVESTMENTS IN SECURITIES

              Investments in securities traded on national securities exchanges or reported on a national market are stated at the last reported sales price on the date of valuation. If such exchange or market was not open on the relevant valuation date, then investments are stated at the last reported sales price on the last full business day on which such exchange or market was open for trading preceding the valuation date, with unrealized gains and losses reflected in the statement of operations.

       (B)    SECURITY TRANSACTIONS AND INCOME

              Security transactions of the Partnership are recorded on the trade date. Realized gains and losses on security transactions are determined using the first-in, first-out basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

       (C)    INCOME TAXES

              The Partnership is not subject to income taxes; the individual partners are required to report their distributive share of the Partnership's realized income, gain, loss, deductions, or credits on their individual income tax returns.

       (D)    RECEIVABLE FOR INVESTMENTS SOLD AND PAYABLE FOR SECURITIES
              PURCHASED

              Receivable for investments sold and payable for securities purchased arises from the recording of sales and purchases of securities on the trade date, which is usually three business days prior to the settlement date. The carrying values of these balances approximate fair value due to their short-term nature.

       (E)    ADVANCE PARTNER CONTRIBUTION

              Pursuant to the Partnership agreement, partner contributions are recorded in the capital accounts as of the first business day of the month. Any cash received prior to this date is recorded as an advance partner contribution.


                                       8                             (Continued)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                December 31, 2003




       (F)    USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

       (G)    PROFIT AND LOSS ALLOCATIONS

              Profits and losses are allocated to the partners in accordance with the terms of the Partnership agreement. In general, the general partners and each limited partner share in the profits and losses of the Partnership in proportion to their respective interests in the Partnership.

(3)    GENERAL PARTNERS' MANAGEMENT FEE

       Under the terms of the Partnership agreement, the general partners are entitled to a quarterly annualized fee of one-half of 1% (0.5%) of the net assets of the limited partners. The fee is based on end of quarter capital. For the year ended December 31, 2003, the fee totaled $81,086 and is shown as an expense in the statement of operations.

(4)    INVESTMENT ADVISORY FEE

       The general partners have entered into an investment advisory agreement with Hellman, Jordan Management Co., Inc. (HJMC), a registered investment advisor, to manage the Partnership's assets. The Partnership pays HJMC an advisory fee computed at the annual rate of one and one-half percent (1.5%) of the net asset value of the Partnership up to $10 million, and at the annual rate of one percent (1.0%) of the net asset value of the Partnership greater than $10 million. The fee is calculated quarterly based on beginning of quarter capital. The advisory fee for the year ended December 31, 2003 amounted to $199,667.

(5)    FINANCIAL HIGHLIGHTS

       The Partnership's financial highlights for the years ended December 31, 2003, 2002, 2001, 2000, and 1999 are as follows:


       Total Return                             42.92%     (25.10%)     (19.69%)     23.19%     43.81%

       Suppplemental Data:
         Ratio to average net assets:
           Expenses                              2.07%        2.04%       2.04%       2.22%      2.23%
           Net investment income (loss) gain    (1.67%)      (1.65%)     (1.40%)     (0.57%)     0.22%

       Portfolio Turnover                      251.05%       246.94%    342.40%     355.04%    443.52%


       Total return, expense, and net investment loss ratios are calculated assuming that a limited partner had been invested in the Partnership for the entire year. An individual partner's actual results may vary from those noted above based on participation in management fees and the timing of capital transactions.


                                        9                            (Continued)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                December 31, 2003




(6)    INVESTMENT TRANSACTIONS

       Purchase  and  sales  of  investment   securities  (excluding  short-term
       securities) were $34,710,338 and $34,620,719, respectively.

(7)    SUBSEQUENT EVENTS

       On December 9, 2004, the board of trustees decided that in early 2005 the Partnership will be converted to a series of Forum Funds, an open-end, management investment company (mutual fund).

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                              Financial Statements

                               September 30, 2004

                                   (Unaudited)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                       Statement of Assets and Liabilities

                                   (Unaudited)

                               September 30, 2004


                                     ASSETS

Investments in securities, at market value (cost $17,334,007)                                         $      19,209,504

Cash                                                                                                            779,720

Receivable for investments sold                                                                               1,008,637

Dividends receivable                                                                                              9,032
                                                                                                         ------------------
                                                                                                      $      21,006,893
                                                                                                         ==================
                        LIABILITIES AND PARTNERS' CAPITAL

Management fees payable                                                                               $          24,594

Payable for investments purchased                                                                             1,339,069

Accrued expenses                                                                                                  5,900
                                                                                                         ------------------
                 Total liabilities                                                                            1,369,563

Partners' capital                                                                                            19,637,330
                                                                                                         ------------------
                                                                                                      $      21,006,893
                                                                                                         ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Schedule of Investments

                                   (Unaudited)

                               September 30, 2004

                                                                                         PERCENTAGE
  NUMBER                                                                                   OF NET           MARKET
 OF SHARES                           DESCRIPTION OF INVESTMENT                             ASSETS            VALUE
------------   -----------------------------------------------------------------------  --------------   --------------
               Investments in securities:
                  Basic Materials:
     11,300         Nucor Corp                                                                  5.26% $   1,032,481
     13,800         Oregon Steel Mills Inc (a)                                                  1.17%       229,494
     10,000         Wheeling-Pittsburg Corp (a)                                                 1.59%       313,100
     82,700         El Dorado Gold (a)                                                          1.37%       269,602
     10,200         Newmount Mining Corporation                                                 2.36%       464,406
     18,400         Placer Dome Inc (a)                                                         1.86%       365,792
                                                                                        --------------   --------------
                      Total Basic Materials                                                    13.61%     2,674,875
                                                                                        --------------   --------------
                  Biotechnology:
     15,600         Gilead Sciences (a)                                                         2.97%       583,128
                                                                                        --------------   --------------
                      Total Biotechnology                                                       2.97%       583,128
                                                                                        --------------   --------------
                  Business Services:
     10,600         Accenture (a)                                                               1.46%       286,730
      7,200         51 Jobs Inc (a)                                                             0.76%       149,400
                                                                                        --------------   --------------
                      Total Business Services                                                   2.22%       436,130
                                                                                        --------------   --------------
                  Energy:
     14,700         Headwaters (a)                                                              2.31%       453,642
     11,900         Huaneng Power International Adr (a)                                         1.96%       385,084
      7,400         Cooper Cameron (a)                                                          2.07%       405,816
      5,500         FMC Technologies (a)                                                        0.94%       183,700
     12,600         Maverick Tube (a)                                                           1.98%       388,206
      7,400         Pioneer Natural Resources Co.                                               1.30%       255,152
     12,900         Transocean Offshore (a)                                                     2.35%       461,562
                                                                                        --------------   --------------
                      Total Energy                                                             12.91%     2,533,162
                                                                                        --------------   --------------
                  Healthcare & Medical:
      5,100         Aetna (a)                                                                   2.60%       509,643
     57,700         Beverly Enterprises Inc. (a)                                                2.22%       436,789
      7,600         Coventry Healthcare (a)                                                     2.07%       405,612
     16,300         Genesis Healthcare (a)                                                      2.52%       495,683
     15,100         Hospital Corp Amer Cl A                                                     2.93%       576,065
      4,600         Pfizer Inc (a)                                                              0.72%       140,760
                                                                                        --------------   --------------
                        Total Healthcare & Medical                                               13.06%     2,564,552
                                                                                        --------------   --------------
                  Industrial:
     11,000         Joy Global                                                                  1.93%       378,180
     10,200         Terex Corp (a)                                                              2.25%       442,680
                                                                                        --------------   --------------
                      Total Industrial                                                          4.18%       820,860
                                                                                        --------------   --------------
                  Industrial Materials:
     10,500         Smurfit Stone Container Corp. (a)                                           1.04%       203,385
     13,800         Steel Dynamics                                                              2.71%       532,956
                                                                                        --------------   --------------
                      Total Industrial Materials                                                3.75%       736,341
                                                                                        --------------   --------------
                  Oil Service:
     18,400         Energy Partners Ltd. (a)                                                    1.52% $     299,552
     12,700         Global Santa Fe                                                             1.98%       389,255
     13,300         Nabors Industries (a)                                                       3.21%       629,755
     17,000         National Oilwell Inc. (a)                                                   2.84%       558,620
      8,800         Schlumberger Limited                                                        3.02%       592,328
     32,500         Todco (a)                                                                   2.87%       563,875
                                                                                        --------------   --------------
                      Total Oil Service                                                        15.44%     3,033,385
                                                                                        --------------   --------------

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Schedule of Investments

                                   (Unaudited)

                               September 30, 2004

>                                                                                              PERCENTAGE
   NUMBER                                                                                       OF NET           MARKET
 OF SHARES                             DESCRIPTION OF INVESTMENT                                ASSETS           VALUE
-------------   -------------------------------------------------------------------------   ---------------  ---------------
                Investments in securities:
                  Precious Metals:
      15,200        Anglo Gold                                                                       3.01%       591,280
     116,800        Bema Gold (a)                                                                    1.90%       372,592
      73,400        Wheaton River Minerals (a)                                                       1.18%       231,210
                                                                                            ---------------  ---------------
                       Total Precious Metals                                                         6.09%     1,195,082
                                                                                            ---------------  ---------------
                  Technology:
      11,100        Adobe Systems                                                                    2.80%       549,117
      13,900        Apple Computer Inc (a)                                                           2.74%       538,625
      46,140        Au Optronics Corp.                                                               2.94%       577,673
      15,900        Macromedia Inc. (a)                                                              1.63%       319,272
       9,600        Palm One (a)                                                                     1.49%       292,224
      12,500        Trimble Navigation (a)                                                           2.01%       395,000
                                                                                            ---------------  ---------------
                       Total Technology                                                             13.61%     2,671,911
                                                                                            ---------------  ---------------
                  Telecom Services:
      14,200        Comcast (a)                                                                      2.02%       396,464
      14,200        Nextel (a)                                                                       1.72%       338,528
                                                                                            ---------------  ---------------
                       Total Telecom Services                                                        3.74%       734,992
                                                                                            ---------------  ---------------
                  Transportation:
      28,600        Omi Corp                                                                         2.33%       458,172
      10,100        Teekay Shipping                                                                  2.22%       435,209
       7,200        Tsakos Energy Navigation (a)                                                     1.29%       253,080
                                                                                            ---------------  ---------------
                       Total Transportation                                                          5.84%     1,146,461
                                                                                            ---------------  ---------------
                  Options:
         125        SPX Oct 1005 Put (a)                                                             0.00%           625
         150        SPX Oct 1100 Put (a)                                                             0.40%        78,000
                                                                                            ---------------  ---------------
                       Total Options                                                                 0.40%        78,625
                                                                                            ---------------  ---------------
                       Total investments in securities (cost $17,334,007) (b)                       97.82% $  19,209,504
                                                                                            ===============  ===============

(a) During fiscal 2004, no cash distributions as of September 30, 2004, were received by the Fund from these investments in securities.
(b) At September 30 2004 the cost of investments for federal income tax purposes was $17,334,007 and the aggregate gross unrealized gains and losses based on that cost were:
                  Unrealized gains                        $    2,061,633
                  Unrealized losses                             (186,136)
                                                             ---------------
                  Net unrealized gains                    $    1,875,497
                                                             ===============

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                             Statement of Operations

                                   (Unaudited)

                      Nine months ended September 30, 2004


Investment income:
     Interest income                                                                                  $           8,598
     Dividend income                                                                                             71,969
                                                                                                         ------------------
                 Total investment income                                                                         80,567
                                                                                                         ------------------
Investment expenses:
     Investment advisory fee                                                                                    187,409
     General partners' management fee                                                                            75,871
     Professional services                                                                                       22,529
     General and administrative                                                                                  18,709
     Other expense                                                                                                  196
                                                                                                         ------------------
                 Total investment expenses                                                                      304,714
                                                                                                         ------------------
                 Investment loss, net                                                                          (224,147)
                                                                                                         ------------------
Realized and unrealized gains (losses) on investments:
     Net realized gain on investments in securities                                                           2,862,404
     Net change in unrealized loss on investments in securities                                              (2,168,726)
                                                                                                         ------------------
                 Net realized and unrealized gain on investments                                                693,678
                                                                                                         ------------------
                 Net increase in net assets resulting from operations                                 $         469,531
                                                                                                         ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                    Statement of Changes in Partners' Capital

                                   (Unaudited)

                      Nine months ended September 30, 2004


                                                                   GENERAL               LIMITED
                                                                   PARTNERS             PARTNERS               TOTAL
                                                              -------------------   ------------------   -------------------
Partners' capital as of December 31, 2003                  $          275,170           18,198,110            18,473,280
Partners' capital contributions                                       152,433            1,621,599             1,774,032
Partners' capital withdrawals                                             --            (1,079,513)           (1,079,513)
Net increase in net assets resulting from operations                    9,348              460,183               469,531
                                                              -------------------   ------------------   -------------------
Partners' capital as of September 30, 2004                 $          436,951           19,200,379            19,637,330
                                                              ===================   ==================   ===================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                       Statement of Changes in Net Assets

                                   (Unaudited)

                      Nine months ended September 30, 2004


Increase in net assets (partners' capital) from operations:
     Net realized gain on investments in securities                                                   $       2,862,404
     Net change in unrealized loss on investments in securities                                              (2,168,726)
     Net investment loss                                                                                       (224,147)
                                                                                                         ------------------
                 Increase in net assets (partners' capital) resulting from operations                           469,531
Partners' capital contributions                                                                               1,774,032
Partners' capital withdrawals                                                                                (1,079,513)
                                                                                                         ------------------
                 Net increase in net assets                                                                   1,164,050
Net assets (partners' capital) beginning of period                                                           18,473,280
                                                                                                         ------------------
Net assets (partners' capital) end of period                                                          $      19,637,330
                                                                                                         ==================

See accompanying notes to financial statements.

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                   (Unaudited)

                               September 30, 2004




(1)    ORGANIZATION

       Stolper Defensive Growth Partners, L.P. (the Partnership), a Delaware limited partnership, was organized in January 1992 to invest in equity securities of publicly traded companies. Michael Stolper and Stolper & Company, Inc. are the general partners. The general partners exercise ultimate authority over the Partnership and are responsible for the day-to-day operations of the Partnership and investment of its capital. Investees may purchase limited partnership interests through private placements and become limited partners of the Partnership.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

       (A)    INVESTMENTS IN SECURITIES

              Investments in securities traded on national securities exchanges or reported on a national market are stated at the last reported sales price on the date of valuation. If such exchange or market was not open on the relevant valuation date, then investments are stated at the last reported sales price on the last full business day on which such exchange or market was open for trading preceding the valuation date, with unrealized gains and losses reflected in the statement of operations.

       (B)    SECURITY TRANSACTIONS AND INCOME

              Security transactions of the Partnership are recorded on the trade date. Realized gains and losses on security transactions are determined using the first-in, first-out basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

       (C)    INCOME TAXES

              The Partnership is not subject to income taxes; the individual partners are required to report their distributive share of the Partnership's realized income, gain, loss, deductions, or credits on their individual income tax returns.

       (D)    RECEIVABLE  FOR  INVESTMENTS  SOLD  AND  PAYABLE  FOR   SECURITIES
              PURCHASED

              Receivable for investments sold and payable for securities purchased arises from the recording of sales and purchases of securities on the trade date, which is usually three business days prior to the settlement date. The carrying values of these balances approximate fair value due to their short-term nature.

       (E)    ADVANCE PARTNER CONTRIBUTION

              Pursuant to the Partnership agreement, partner contributions are recorded in the capital accounts as of the first business day of the month. Any cash received prior to this date is recorded as an advance partner contribution.


                                       7                             (Continued)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                   (Unaudited)

                               September 30, 2004




       (F)    USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

       (G)    PROFIT AND LOSS ALLOCATIONS

              Profits and losses are allocated to the partners in accordance with the terms of the Partnership agreement. In general, the general partners and each limited partner share in the profits and losses of the Partnership in proportion to their respective interests in the Partnership.

(3)    GENERAL PARTNERS' MANAGEMENT FEE

       Under the terms of the Partnership agreement, the general partners are entitled to a quarterly annualized fee of one-half of 1% (0.5%) of the net assets of the limited partners. The fee is based on end of quarter capital. For the nine months ended September 30, 2004, the fee totaled $75,871 and is shown as an expense in the statement of operations.

(4)    INVESTMENT ADVISORY FEE

       The general partners have entered into an investment advisory agreement with Hellman, Jordan Management Co., Inc. (HJMC), a registered investment advisor, to manage the Partnership's assets. The Partnership pays HJMC an advisory fee computed at the annual rate of one and one-half percent (1.5%) of the net asset value of the Partnership up to $10 million, and at the annual rate of one percent (1.0%) of the net asset value of the Partnership greater than $10 million. The fee is calculated quarterly based on beginning of quarter capital. The advisory fee for the nine months ended September 30, 2004 amounted to $187,409.

(5)    FINANCIAL HIGHLIGHTS

       The  Partnership's   financial  highlights  for  the  nine  months  ended
       September 30, 2004 are as follows:

                        Total Return                            2.19%
                        Supplemental data:
                          Ratio to average net assets:
                            Expenses                            1.56%
                            Net investment loss                (1.15%)
                        Portfolio Turnover                    257.87%

       Total return, expense, and net investment loss ratios are calculated assuming that a limited partner had been invested in the Partnership for the entire year. An individual partner's actual results may vary from those noted above based on participation in management fees and the timing of capital transactions.


                                       8                             (Continued)

                     STOLPER DEFENSIVE GROWTH PARTNERS, L.P.
                        (A Delaware Limited Partnership)

                          Notes to Financial Statements

                                   (Unaudited)

                               September 30, 2004




(6)    INVESTMENT TRANSACTIONS

       Purchase  and  sales  of  investment   securities  (excluding  short-term
       securities) were $47,941,288 and $46,992,948, respectively.

(7)    SUBSEQUENT EVENTS

       On December 9, 2004, the board of trustees decided that in early 2005 the Partnership will be converted to a series of Forum Funds, an open-end, management investment company (mutual fund).

                       STATEMENT OF ADDITIONAL INFORMATION

                                   FORUM FUNDS

                             JORDAN OPPORTUNITY FUND

                                DECEMBER 16, 2004

         This  Statement  of  Additional   Information   supplements  the  Proxy
Statement/Prospectus dated December 16, 2004 relating to:

1. Consent to an Agreement and Plan of Reorganization by and among (1) Stolper Defensive Growth Partners, L.P. ("SDGP"), a Delaware limited partnership,
     (2) Stolper & Company, Inc. ("SCI") and Michael Stolper, the general partners of SDGP (the "General Partners") and (3) Forum Funds ("Forum"), a registered investment company, on behalf of Jordan Opportunity Fund ("Jordan"), a series of Forum (the "Plan"). Under the Plan, SDGP will: (1) transfer its assets and liabilities to Jordan, in exchange solely for shares of Jordan and Jordan's assumption of SDGP's liabilities and (2) SDGP will then distribute the shares received from Jordan proportionately to its partners and terminate (the "Reorganization").

         This Statement of Additional Information is not a Prospectus; a Proxy Statement/Prospectus dated December 16, 2004, relating to the Reorganization may be obtained without charge by writing Forum Shareholder Services, LLC, P.O. Box 446, Portland, Maine 04112 or calling (800) 441-7013. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS


ADDITIONAL INFORMATION ABOUT JORDAN AND SDGP...................................1


FINANCIAL STATEMENTS...........................................................2



                  ADDITIONAL INFORMATION ABOUT JORDAN AND SDGP

         The Statement of Additional Information dated December 16, 2004 for Forum Funds, on behalf of Jordan, which has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is legally part of this Statement of Additional Information.

         For further information about SDGP, Limited Partners should refer to SDGP's Confidential Offering Memorandum.

                              FINANCIAL STATEMENTS

         Audited financial statements for SDGP for its most recent fiscal year and the report thereon by KPMG LLP, independent auditors, are included as Exhibit B to the Proxy Statement/Prospectus and are incorporated herein by reference. Financial information is not presented for Jordan as it has no material assets and will not commence a public offering of its shares until the Reorganization to which it is a party.

         Pro forma financial statements are not presented as SDGP is being combined with a corresponding newly created series of Forum Funds, which does not have material assets or liabilities.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.

THE TRUST INSTRUMENT

Section 10.2 of the Registrant's Trust Instrument provides as follows:

"SECTION 10.02  INDEMNIFICATION.

(a) Subject to the  exceptions  and  limitations  contained  in  Subsection
10.02(b):

     (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

THE INVESTMENT ADVISORY AGREEMENTS

Section 4 of the Trust's Investment Advisory Agreements with Austin Investment Management, Inc. (Austin Global Equity Fund), Bainbridge Capital Management, LLC (Investors Bond Fund and TaxSaver Bond Fund) and H.M. Payson & Company, Inc. (Payson Balanced Fund and Payson Value Fund) includes language similar to the following:

"SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; Windowpane Advisors, LLC, AH Lisanti Capital Management Growth, LLC, and Insight Capital Research & Management, Inc. provide similarly as follows:

"SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management LLC provides similarly as follows:

"9. LIMITATION OF LIABILITY TO TRUST PROPERTY The term "Trustees" means and refers to the Unified Series Forum Funds trustees from time to time servicing under the Trust's Declaration of Trust Instrument as the same may be amended from time to time. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust, as provided in the Declaration of Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees and shareholders of the Trust and signed by officers of the Trust, acting as such, and neither such authorization by such Trustees and shareholders nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Declaration of Trust Instrument. A copy of the Agreement and Declaration of Trust Instrument is on file with the Secretary of the State of Ohio retained at the office of the Trust."

THE DISTRIBUTION AGREEMENT

Section 8 of the Trust's Distribution Agreement with Forum Fund Services, LLC provides:

SECTION 8. INDEMNIFICATION. (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 16 - EXHIBITS.

All references to a post effective amendment ("PEA") are to PEAs to Registrant's Registration Statement on Form N-1A, file numbers 2-67052 and 811-3023.

(1) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in PEA No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(2)  Registrant's  By-Laws Exhibit incorporated by reference as filed as Exhibit
     (b)  to  PEA  No  43  via  EDGAR  on  July  31,  1997,   accession   number
     0000912057-97-025707).

(3)  None.

(4) (a) Form of Agreement and Plan of Reorganization between Registrant, Stolper and Company, Inc., and Stolper Defensive Growth Partners, L.P. is filed herewith as an attachment to the Proxy Statement/Proxy for the reorganization of Stolper Defensive Growth Partners, L.P. with and into Jordan Opportunity Fund.

(5)  Sections 2.04 and 2.07 of Registrant's Trust Instrument as filed in Exhibit
     1.

(6) (a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Total Return Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (b) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (c) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (d) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (e) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (f) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit
     (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (g) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (h) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (i) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (j) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (k) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (l) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002)

     (Exhibit   incorporated  by  reference  as  filed  as  Exhibit  (d)(14)  in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (m) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (n) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (o) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
     (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (p) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (q) Form of Investment Advisory Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (r) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (s) Form of Sub-Advisory Agreement between Registrant and Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)
     (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (t) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

(7) (a) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated February 28, 1999, as amended May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)  None.

(9) (a) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets

     Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (b) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (c) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Small-Cap Value Fund, Brown Advisory Real Estate Fund and Brown Advisory Value Equity Fund (Institutional Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (d) (10) (a) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11,
     2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (b) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory
     Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (c) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (d) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (e) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (f) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund
     (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (g) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (h) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

(11) Opinion and consent of Seward & Kissel LLP regarding legality of securities (Filed herewith).

(12) Opinion and consent of Seward & Kissel LLP regarding the tax consequences of the reorganization (to be filed by post-effective amendment).

(13) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional
     Shares),  Brown Advisory  International Fund (Institutional  Shares), Brown
     Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated
     February 2, 2004  (Exhibit  incorporated  by  reference as filed as Exhibit
     (h)(1) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (b) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional
     Shares),  Brown Advisory  International Fund (Institutional  Shares), Brown
     Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit
     (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (c) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional
     Shares),  Brown Advisory  International Fund (Institutional  Shares), Brown
     Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit
     (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (d) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (e) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (f) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in

     Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (g) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (h) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (i) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (j) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (k) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (l) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (m) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (n) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (o) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16,
     2004 (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (p) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated October 30, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(23) in post-effective No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (q) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (r) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit
     (h)(21) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141.)

     (s) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (to be filed by further amendment).

(e) (t) Form of Compliance Services Agreement between Registrant and Forum Fund Services, LLC dated October 1, 2004 relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A Shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap

     Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional
     Shares),  Brown Advisory  International Fund (Institutional  Shares), Brown
     Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

(14) Consent of auditor (Filed herewith).

(15) None.

(16) Powers of Attorney of Costas Azariadis, James C. Cheng, John Y. Keffer, and
     J. Michael Parish (Filed herewith).

(17) Form  of  Consent  by  Stolper  Defensive  Growth  Partners,   L.P.  (Filed
     herewith).

ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES

         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, December 16, 2004.

                                   FORUM FUNDS

                                   By:      /S/ DAVID I. GOLDSTEIN
                                            -----------------------------------
                                            David I. Goldstein
                                            President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons on December 16, 2004.

(a)      Principal Executive Officer

         /S/ DAVID I. GOLDSTEIN
         ---------------------------
         David I. Goldstein
         President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         ---------------------------
         Stacey E. Hong
         Treasurer

(c) A majority of the Trustees

         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:  /S/ DAVID I. GOLDSTEIN
         ---------------------------
         David I. Goldstein
         Attorney in fact*

     *Pursuant to powers of attorney filed as Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER                DESCRIPTION OF EXHIBIT

16(11) Opinion and consent of Seward & Kissel LLP regarding legality of securities.

16(14) Consent of auditors.

16(16) Powers of Attorney of Costas Azariadis, James C. Cheng, John Y. Keffer, and J. Michael Parish.

16(17) Form of Consent by Stolper Defensive Growth Partners, L.P.